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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Lisa Lange
Madison Asset Management, LLC
Chief Legal Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Madison Funds®
Quarterly Portfolio Holdings Report
January 31, 2015

MADISON CONSERVATIVE ALLOCATION FUND
MADISON MODERATE ALLOCATION FUND
MADISON AGGRESSIVE ALLOCATION FUND

MADISON CASH RESERVES FUND

MADISON TAX-FREE VIRGINIA FUND
MADISON TAX-FREE NATIONAL FUND

MADISON GOVERNMENT BOND FUND
MADISON HIGH QUALITY BOND FUND
MADISON CORE BOND FUND
MADISON CORPORATE BOND FUND
MADISON HIGH INCOME FUND

MADISON DIVERSIFIED INCOME FUND
MADISON COVERED CALL & EQUITY INCOME FUND
MADISON DIVIDEND INCOME FUND
MADISON LARGE CAP VALUE FUND
MADISON INVESTORS FUND
MADISON LARGE CAP GROWTH FUND
MADISON MID CAP FUND
MADISON SMALL CAP FUND
MADISON NORTHROAD INTERNATIONAL FUND
MADISON INTERNATIONAL STOCK FUND
MADISON HANSBERGER INTERNATIONAL GROWTH FUND

MADISON TARGET RETIREMENT DATE 2020 FUND
MADISON TARGET RETIREMENT DATE 2030 FUND
MADISON TARGET RETIREMENT DATE 2040 FUND
MADISON TARGET RETIREMENT DATE 2050 FUND

Madison Funds | January 31, 2015
Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Bond Funds - 62.7%
iShares 7-10 Year Treasury Bond ETF		88,617	$9,796,609
Madison Core Bond Fund Class Y (A)		1,506,685	15,548,994
Madison Corporate Bond Fund Class Y (A)		446,801	5,245,439
Metropolitan West Total Return Bond Fund Class I		1,362,318	15,108,107
Vanguard Short-Term Corporate Bond ETF		33,495	2,691,993

			48,391,142
Foreign Stock Funds - 6.0%
Madison NorthRoad International Fund Class Y (A)		81,326	850,673
Vanguard FTSE All-World ex-U.S. ETF		37,042	1,735,418
WisdomTree Europe Hedged Equity Fund		20,683	1,246,771
WisdomTree Japan Hedged Equity Fund		17,062	839,792

			4,672,654
Money Market Funds - 3.4%
State Street Institutional U.S. Government Money Market Fund		2,630,127	2,630,127

Stock Funds - 27.9%
iShares Russell Mid-Cap ETF		27,312	4,494,463
Madison Investors Fund Class Y (A)		18,072	364,683
Madison Large Cap Growth Fund Class Y (A)		205,477	4,508,176
Madison Large Cap Value Fund Class Y (A)		269,824	4,392,739
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		369,790	5,450,700
Vanguard Growth ETF		11,300	1,161,640
Vanguard Health Care ETF		3,023	386,067
Vanguard Information Technology ETF		7,406	746,599

			21,505,067

TOTAL INVESTMENTS - 100.0% ( Cost $74,127,028 )			77,198,990
NET OTHER ASSETS AND LIABILITIES - 0.0%			(16,723)

TOTAL NET ASSETS - 100.0%			$77,182,267

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Bond Funds - 38.9%
iShares 7-10 Year Treasury Bond ETF		102,152	$11,292,904
Madison Core Bond Fund Class Y (A)		2,065,793	21,318,985
Metropolitan West Total Return Bond Fund Class I		1,848,464	20,499,471
Vanguard Intermediate-Term Corporate Bond ETF		35,250	3,126,675
Vanguard Short-Term Corporate Bond ETF		28,782	2,313,209

			58,551,244
Foreign Stock Funds - 10.9%
Madison NorthRoad International Fund Class Y (A)		291,574	3,049,868
SPDR S&P Emerging Asia Pacific ETF		17,547	1,486,056
Vanguard FTSE All-World ex-U.S. ETF		127,728	5,984,057
WisdomTree Europe Hedged Equity Fund		60,741	3,661,468
WisdomTree Japan Hedged Equity Fund		45,879	2,258,164

			16,439,613
Money Market Funds - 1.6%
State Street Institutional U.S. Government Money Market Fund		2,339,399	2,339,399

Stock Funds - 48.6%
iShares Core S&P Mid-Cap ETF		83,913	12,013,824
Madison Investors Fund Class Y (A)		123,777	2,497,817
Madison Large Cap Growth Fund Class Y (A)		760,425	16,683,716
Madison Large Cap Value Fund Class Y (A)		1,002,959	16,328,167
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		1,102,847	16,255,962
Vanguard Growth ETF		54,464	5,598,899
Vanguard Health Care ETF		12,091	1,544,142
Vanguard Information Technology ETF		22,466	2,264,798

			73,187,325

TOTAL INVESTMENTS - 100.0% ( Cost $141,335,687 )			150,517,581
NET OTHER ASSETS AND LIABILITIES - 0.0%			19,747

TOTAL NET ASSETS - 100.0%			$150,537,328

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Bond Funds - 18.7%
iShares 7-10 Year Treasury Bond ETF		22,462	$2,483,174
Madison Core Bond Fund Class Y (A)		448,311	4,626,568
Metropolitan West Total Return Bond Fund Class I		391,982	4,347,079

			11,456,821
Foreign Stock Funds - 15.6%
Madison NorthRoad International Fund Class Y (A)		147,789	1,545,870
SPDR S&P Emerging Asia Pacific ETF		10,673	903,896
Vanguard FTSE All-World ex-U.S. ETF		87,983	4,122,004
WisdomTree Europe Hedged Equity Fund		31,720	1,912,082
WisdomTree Japan Hedged Equity Fund		21,741	1,070,092

			9,553,944
Money Market Funds - 1.4%
State Street Institutional U.S. Government Money Market Fund		837,496	837,496

Stock Funds - 64.3%
iShares Core S&P Mid-Cap ETF		47,328	6,775,950
Madison Investors Fund Class Y (A)		60,570	1,222,297
Madison Large Cap Growth Fund Class Y (A)		387,308	8,497,531
Madison Large Cap Value Fund Class Y (A)		530,648	8,638,954
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		578,215	8,522,884
Vanguard Growth ETF		35,669	3,666,773
Vanguard Health Care ETF		7,231	923,471
Vanguard Information Technology ETF		12,155	1,225,346

			39,473,206

TOTAL INVESTMENTS - 100.0% ( Cost $56,491,738 )			61,321,467
NET OTHER ASSETS AND LIABILITIES - 0.0%			(11,216)

TOTAL NET ASSETS - 100.0%			$61,310,251

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Cash Reserves Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 91.5%
Fannie Mae - 28.2%
0.099%, 2/4/15 (A)	$1,550,000	$1,549,987
0.112%, 2/9/15 (A)	200,000	199,995
0.091%, 2/17/15 (A)	248,000	247,990
0.086%, 2/18/15 (A)	500,000	499,980
0.096%, 3/4/15 (A)	300,000	299,976
0.375%, 3/16/15	530,000	530,172
0.152%, 3/18/15 (A)	550,000	549,897
0.142%, 4/6/15 (A)	750,000	749,813
5.000%, 4/15/15	1,230,000	1,242,187

		5,869,997
Federal Farm Credit Bank - 7.0%
3.850%, 2/11/15	500,000	500,505
5.100%, 2/27/15	200,000	200,679
0.086%, 3/20/15 (A)	500,000	499,944
0.220%, 5/6/15	250,000	250,072

		1,451,200
Federal Home Loan Bank - 25.9%
0.071%, 2/4/15 (A)	100,000	99,999
0.061%, 2/6/15 (A)	100,000	99,999
0.132%, 2/9/15 (A)	432,000	431,988
4.750%, 2/13/15	135,000	135,196
0.250%, 2/20/15	800,000	800,063
0.132%, 2/23/15 (A)	500,000	499,960
0.132%, 3/4/15 (A)	400,000	399,955
0.096%, 3/6/15 (A)	250,000	249,978
0.112%, 3/9/15 (A)	500,000	499,945
2.750%, 3/13/15	630,000	631,898
2.660%, 3/23/15	185,000	185,659
0.096%, 4/17/15 (A)	200,000	199,961
0.127%, 4/24/15 (A)	450,000	449,872
0.105%, 4/27/15 (A)	600,000	599,854
0.142%, 4/29/15 (A)	100,000	99,966

		5,384,293
Freddie Mac - 25.6%
0.112%, 2/5/15 (A)	200,000	199,997
2.875%, 2/9/15	329,000	329,200
0.112%, 2/11/15 (A)	450,000	449,986
0.051%, 2/24/15 (A)	500,000	499,984
5.150%, 3/1/15	300,000	301,186
0.112%, 3/2/15 (A)	535,000	534,953
0.122%, 3/11/15 (A)	500,000	499,937
0.086%, 3/12/15 (A)	345,000	344,968
0.112%, 3/16/15 (A)	500,000	499,934
0.122%, 3/27/15 (A)	500,000	499,910
0.096%, 4/10/15 (A)	200,000	199,964
0.500%, 4/17/15	750,000	750,641
0.112%, 5/5/15 (A)	200,000	199,943

		5,310,603
U.S. Treasury Note - 4.8%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Cash Reserves Fund Portfolio of Investments (unaudited)

4.000%, 2/15/15	1,000,000	1,001,483

	Total U.S. Government and Agency Obligations ( Cost $19,017,576 )	19,017,576
	Shares
INVESTMENT COMPANIES - 4.8%
State Street Institutional U.S. Government Money Market Fund	992,379	992,379

	Total Investment Companies ( Cost $992,379 )	992,379

TOTAL INVESTMENTS - 96.3% ( Cost $20,009,955 )		20,009,955
NET OTHER ASSETS AND LIABILITIES - 3.7%		768,483

TOTAL NET ASSETS - 100.0%		$20,778,438

(A)	Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.5%
Airport - 0.5%
Capital Region Airport Commission, (Prerefunded 7/1/15 @ $100) (AGM), 5%, 7/1/20	$125,000	$127,489

Development - 6.4%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	150,000	188,890
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	556,642
Prince William County Industrial Development Authority, 5.25%, 2/1/18	675,000	743,776

		1,489,308
Education - 13.4%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	230,505
University of Virginia, 5%, 6/1/40	255,000	286,044
Virginia College Building Authority, (ST APPROP), 5%, 2/1/23	500,000	623,235
Virginia College Building Authority, (ST APPROP), 5%, 9/1/26	140,000	158,666
Virginia College Building Authority, (ST APPROP), 5%, 2/1/29	375,000	428,171
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	458,485
Virginia Public School Authority, 5%, 12/1/18	100,000	114,204
Virginia Public School Authority, (ST APPROP), 5%, 8/1/27	350,000	395,602
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 8/1/33	450,000	453,613

		3,148,525
Facilities - 7.4%
Newport News Economic Development Authority, (Prerefunded 7/1/16 @ $100), 5%, 7/1/25	745,000	794,170
Stafford County & Staunton Industrial Development Authority, (Prerefunded 8/1/15 @ $100), (NATL-RE), 4.5%, 8/1/25	185,000	188,935
Stafford County & Staunton Industrial Development Authority, (Prerefunded 8/1/15 @ $100), (NATL-RE), 4.5%, 8/1/25	180,000	183,829
Stafford County & Staunton Industrial Development Authority, (Prerefunded 8/1/15 @ $100), (NATL-RE), 4.5%, 8/1/25	85,000	86,808
Stafford County & Staunton Industrial Development Authority, (NATL-RE), 4.5%, 8/1/25	250,000	251,962
Virginia Public Building Authority, 5.25%, 8/1/23	200,000	228,872

		1,734,576
General - 9.6%
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	371,450
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	950,703
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC) *, 5.5%, 8/1/27	100,000	130,264
Territory of Guam, 5%, 1/1/26	150,000	172,425
Virgin Islands Public Finance Authority, (NATL-RE), 5%, 10/1/23	100,000	106,245
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	265,412
Virginia Resources Authority, (MORAL OBLG), 5%, 11/1/23	200,000	241,300

		2,237,799
General Obligation - 20.3%
City of Fredericksburg VA, Series A, 3.625%, 7/15/30	400,000	422,988
City of Hampton VA, 5%, 1/15/21	250,000	287,245
City of Norfolk VA, Series A (Prerefunded 11/1/19 @ $100), 4.125%, 11/1/27	75,000	86,165
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	635,000	752,380
City of Richmond VA, (ST AID WITHHLDG), 5%, 7/15/22	100,000	119,280
City of Roanoke VA, (ST AID WITHHLDG), 5%, 2/1/25	230,000	270,636
City of Virginia Beach VA, Series A, 4%, 8/1/22	545,000	638,260
Commonwealth of Virginia, Series B, 5%, 6/1/21	175,000	201,122
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	635,125
Commonwealth of Virginia, 5%, 6/1/27	150,000	176,168

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Tax-Free Virginia Fund Portfolio of Investments (unaudited)

County of Arlington VA, (Prerefunded 1/15/17 @ $100), 5%, 1/15/25	175,000	190,563
County of Fairfax VA, (ST AID WITHHLDG), 4%, 10/1/22	250,000	294,657
County of Henrico VA, (Prerefunded 12/1/18 @ $100), 5%, 12/1/24	200,000	231,826
County of Henrico VA, 5%, 7/15/25	150,000	177,534
County of Stafford VA, (ST AID WITHHLDG), 4%, 7/1/33	100,000	111,230
Town of Leesburg VA, 5%, 1/15/41	135,000	154,586

		4,749,765
Medical - 9.5%
Charlotte County Industrial Development Authority, 5%, 9/1/16	335,000	355,181
Fredericksburg Economic Development Authority, 5.25%, 6/15/18	250,000	278,545
Harrisonburg Industrial Development Authority, (AMBAC) *, 5%, 8/15/46	180,000	185,180
Henrico County Economic Development Authority, (NATL-RE), 6%, 8/15/16	115,000	120,254
Norfolk Economic Development Authority, 5%, 11/1/36	480,000	558,831
Roanoke Economic Development Authority, (Escrowed To Maturity) (NATL-RE), 6.125%, 7/1/17	385,000	404,165
Virginia Small Business Financing Authority, 5%, 11/1/40	300,000	335,058

		2,237,214
Multifamily Housing - 9.2%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	805,388
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	337,272
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	750,000	755,137
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	262,268

		2,160,065
Power - 4.2%
Chesterfield County Economic Development Authority, 5%, 5/1/23	565,000	651,242
Puerto Rico Electric Power Authority, (BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	335,701

		986,943
Transportation - 5.4%
Puerto Rico Highways & Transportation Authority, (ASSURED GTY), 5.25%, 7/1/34	100,000	105,897
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE), 5.25%, 7/15/22	60,000	71,440
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	140,000	160,329
Virginia Commonwealth Transportation Board, Series A, 5%, 9/15/24	225,000	271,534
Virginia Commonwealth Transportation Board, 5%, 3/15/25	535,000	650,769

		1,259,969
Utilities - 1.5%
City of Richmond VA, Series A, 5%, 1/15/38	300,000	353,040

Water - 11.1%
Fairfax County Water Authority, 5.25%, 4/1/23	180,000	229,899
Fairfax County Water Authority, 5%, 4/1/27	150,000	181,092
Hampton Roads Sanitation District, (Prerefunded 4/1/18 @ $100), 5%, 4/1/33	90,000	102,097
Hampton Roads Sanitation District, 5%, 4/1/33	160,000	177,522
Henry County Public Service Authority, (AGM), 5.25%, 11/15/15	75,000	77,173
Prince William County Service Authority, 5%, 7/1/22	250,000	309,747
Upper Occoquan Sewage Authority, (NATL-RE), 5.15%, 7/1/20	500,000	568,760
Virginia Resources Authority, (ST AID WITHHLDG), 5%, 10/1/23	500,000	590,550
Virginia Resources Authority, (ST AID WITHHLDG), 4.5%, 10/1/28	160,000	180,899
Virginia Resources Authority, (Prerefunded 11/1/16 @ $100), 5%, 11/1/31	140,000	151,294
Virginia Resources Authority, 5%, 11/1/31	20,000	21,504

		2,590,537

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Tax-Free Virginia Fund Portfolio of Investments (unaudited)

TOTAL INVESTMENTS - 98.5% ( Cost $21,875,197 )		23,075,230
NET OTHER ASSETS AND LIABILITIES - 1.5%		361,814

TOTAL NET ASSETS - 100.0%		$23,437,044

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.9%
Alabama - 2.4%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29	$300,000	$348,564
Tuscaloosa Public Educational Building Authority, (ASSURED GTY), 6.375%, 7/1/28	295,000	345,182

		693,746
Arkansas - 0.7%
City of Fort Smith AR Water & Sewer Revenue, (AGM), 5%, 10/1/21	175,000	199,810

Colorado - 1.7%
El Paso County Facilities Corp., Certificate Participation, 5%, 12/1/27	400,000	490,860

Delaware - 1.5%
State of Delaware, General Obligation, Series A, 5%, 8/1/25	345,000	433,737

Florida - 16.5%
City of Port St. Lucie FL Utility System Revenue, 5%, 9/1/27	600,000	715,698
County of Miami-Dade FL, Series B, 5%, 3/1/25	525,000	634,069
Highlands County Health Facilities Authority, 5%, 11/15/20	455,000	472,194
Hillsborough County Industrial Development Authority, 5%, 10/1/34	450,000	516,312
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	595,615
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	652,738
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	365,232
Peace River/Manasota Regional Water Supply Authority, (AGM), 5%, 10/1/23	750,000	773,820

		4,725,678
Georgia - 4.2%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	412,491
City of Columbus GA Water & Sewerage Revenue, Series A, 5%, 5/1/31	430,000	521,758
Georgia State Road & Tollway Authority, 5%, 6/1/21	90,000	104,453
Private Colleges & Universities Authority, 5%, 9/1/38	130,000	145,972

		1,184,674
Illinois - 0.8%
Regional Transportation Authority, (AMBAC GO of AUTH) *, 7.2%, 11/1/20	190,000	220,392

Indiana - 4.9%
Indiana Finance Authority, 5%, 2/1/21	400,000	474,500
Indiana Finance Authority, 4.5%, 10/1/22	345,000	383,154
Indianapolis Local Public Improvement Bond Bank, (ASSURED GTY), 5.5%, 1/1/38	475,000	543,742

		1,401,396
Iowa - 2.8%
City of Bettendorf IA, General Obligation, 5%, 6/1/28	475,000	559,236
City of Bettendorf IA, General Obligation, 5%, 6/1/30	210,000	246,068

		805,304
Kansas - 2.5%
Kansas Development Finance Authority, Series F, 4%, 6/1/27	650,000	707,154

Maryland - 3.3%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Tax-Free National Fund Portfolio of Investments (unaudited)

Maryland State Transportation Authority, Series A, 5%, 7/1/18	200,000	227,896
Montgomery County Revenue Authority, 5%, 5/1/31	600,000	711,300

		939,196
Massachusetts - 1.8%
Town of Belmont MA, General Obligation Ltd., 3%, 4/15/28	480,000	502,416

Michigan - 3.4%
Detroit City School District, General Obligation, (FGIC Q-SBLF), 6%, 5/1/20	400,000	484,332
Redford Unified School District No. 1, General Obligation, (AMBAC Q-SBLF) *, 5%, 5/1/22	410,000	494,062

		978,394
Missouri - 4.7%
County of St Louis MO, (Escrowed To Maturity), 5.65%, 2/1/20	500,000	606,410
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	515,328
St. Louis Industrial Development Authority, 6.65%, 5/1/16	200,000	213,182

		1,334,920
New Jersey - 2.8%
New Jersey State Turnpike Authority, (BHAC-CR FSA), 5.25%, 1/1/28	250,000	318,457
New Jersey State Turnpike Authority, Series A, (BHAC-CR FSA), 5.25%, 1/1/29	250,000	320,485
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	171,654

		810,596
New Mexico - 1.7%
Farmington Municipal School District No. 5, General Obligation, Series A, (ST AID WITHHLDG), 3%, 9/1/23	450,000	492,750

New York - 3.2%
New York State Dormitory Authority, (BHAC-CR AMBAC) *, 5.5%, 7/1/31	250,000	335,965
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	577,218

		913,183
North Carolina - 5.2%
North Carolina Medical Care Commission, (HUD SECT 8), 5.5%, 10/1/24	500,000	506,770
State of North Carolina, 4.5%, 5/1/27	200,000	224,828
State of North Carolina, General Obligation, Series D, 4%, 6/1/21	100,000	116,739
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	500,000	630,005

		1,478,342
Ohio - 2.2%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	613,140

Pennsylvania - 1.2%
Lehigh County General Purpose Authority, (NATL-RE GO of HOSP), 7%, 7/1/16	335,000	341,784

South Carolina - 8.8%
Anderson County School District No. 1, General Obligation, Series A, (SCSDE), 5%, 3/1/25	720,000	921,492
City of Bennettsville SC Combined Utility System Revenue, (BAM), 3.5%, 2/1/24	465,000	518,712
County of Richland SC, General Obligation, Series A, (ST AID WITHHLDG), 4%, 3/1/27	495,000	568,369
York County School District No. 1, General Obligation, (SCSDE), 5%, 3/1/27	440,000	506,295

		2,514,868

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Tax-Free National Fund Portfolio of Investments (unaudited)

Tennessee - 1.7%
Gibson County Special School District, (BAM), 5%, 4/1/26	300,000	370,164
Jackson Energy Authority, 4.75%, 6/1/25	100,000	118,424

		488,588
Texas - 8.9%
Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38	300,000	333,837
City of San Antonio TX, Water System Revenue, 5.125%, 5/15/29	500,000	572,715
Liberty Hill Independent School District, General Obligation, (PSF-GTD), 5%, 8/1/26	410,000	480,873
Mueller Local Government Corp, 5%, 9/1/25	500,000	535,415
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	227,898
State of Texas, General Obligation, 5%, 8/1/27	330,000	385,621

		2,536,359
Virginia - 8.4%
County of Stafford VA, General Obligation, (ST AID WITHHLDG), 4%, 7/1/33	150,000	166,845
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	265,000	297,924
Montgomery County Economic Development Authority, Series A, 5%, 6/1/26	685,000	828,418
Newport News Economic Development Authority, Series A, (MUN GOVT GTD), 5%, 7/1/25	500,000	601,655
Virginia Commonwealth Transportation Board, 5%, 3/15/23	200,000	244,194
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	262,268

		2,401,304
Washington - 2.9%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	249,356
University of Washington, 5%, 7/1/32	500,000	589,970

		839,326
Wisconsin - 0.7%
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21	200,000	212,506

TOTAL INVESTMENTS - 98.9% ( Cost $26,218,374 )		28,260,423
NET OTHER ASSETS AND LIABILITIES - 1.1%		325,578

TOTAL NET ASSETS - 100.0%		$28,586,001

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance.
GO of AUTH	General Obligation of the Authority.
GO of HOSP	General Obligation of the Hospital District.
HUD SECT 8	HUD Insured Multifamily Housing.
MUN GOVT GTD	General Obligation Guarantee of the Municipality.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Tax-Free National Fund Portfolio of Investments (unaudited)

NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
SCSDE	South Carolina School District-Enhanced (State of SC's Intercept program).
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Government Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MORTGAGE BACKED SECURITIES - 14.0%
Fannie Mae - 4.4%
5.5%, 2/1/18 Pool # 555345	$3,727	$3,948
5%, 6/1/18 Pool # 555545	9,268	9,776
3.5%, 8/1/29 Pool # MA2003	96,653	102,857
6.5%, 5/1/32 Pool # 636758	1,884	2,147
6.5%, 6/1/32 Pool # 254346	4,238	5,012
6%, 8/1/32 Pool # 254405	5,887	6,721
4.5%, 12/1/35 Pool # 745147	30,275	33,020
5.5%, 1/1/38 Pool # 953589	6,413	7,164

		170,645
Freddie Mac - 8.7%
5.5%, 8/1/17 Pool # E90778	2,919	3,086
4.5%, 11/1/23 Pool # G13342	8,673	9,335
3%, 12/1/26 Pool # J17506	63,834	67,541
3%, 1/1/27 Pool # G18420	44,756	47,177
6.5%, 6/1/32 Pool # C01364	4,212	4,891
4%, 10/1/40 Pool # A94362	90,866	99,027
4%, 1/1/45 Pool # G08624	100,000	107,159

		338,216
Ginnie Mae - 0.9%
7%, 9/20/27 Pool # E2483	3,295	3,978
6%, 2/15/38 Pool # 676516	5,379	6,074
4%, 4/15/39 Pool # 698089	25,375	27,279

		37,331

Total Mortgage Backed Securities ( Cost $525,652 )		546,192
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 83.4%
Fannie Mae - 33.8%
2.375%, 7/28/15	200,000	202,171
1.625%, 10/26/15	200,000	202,085
0.500%, 3/30/16	250,000	250,697
2.375%, 4/11/16	250,000	256,195
1.250%, 1/30/17	400,000	405,400

		1,316,548
Federal Home Loan Bank - 10.1%
0.625%, 11/27/18 (A)	100,000	100,272
3.375%, 6/12/20	265,000	291,906

		392,178
Freddie Mac - 23.5%
2.875%, 2/9/15	50,000	50,027
2.500%, 5/27/16	350,000	359,940
1.000%, 3/8/17	100,000	100,818
1.250%, 5/12/17	300,000	303,883
0.875%, 3/7/18	100,000	99,893

		914,561

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Government Bond Fund Portfolio of Investments (unaudited)

U.S. Treasury Notes - 16.0%
1.250%, 10/31/15	100,000	100,797
0.750%, 6/30/17	50,000	50,187
0.750%, 12/31/17	100,000	99,953
3.750%, 11/15/18	150,000	165,434
1.125%, 5/31/19	50,000	50,059
2.000%, 7/31/20	50,000	51,875
2.000%, 2/15/23	15,000	15,491
2.500%, 8/15/23	85,000	91,076

		624,872

Total U.S. Government and Agency Obligations ( Cost $3,195,399 )		3,248,159
	Shares
SHORT-TERM INVESTMENTS - 5.0%
State Street Institutional U.S. Government Money Market Fund	196,745	196,745

Total Short-Term Investments ( Cost $196,745 )		196,745

TOTAL INVESTMENTS - 102.4% ( Cost $3,917,796 )		3,991,096
NET OTHER ASSETS AND LIABILITIES - (2.4%)		(94,814)

TOTAL NET ASSETS - 100.0%		$3,896,282

(A) Stepped rate security. Rate shown is as of January 31, 2015.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 37.8%
Consumer Discretionary - 6.4%
Comcast Corp., 3.125%, 7/15/22	$2,000,000	$2,106,078
Home Depot Inc./The, 2%, 6/15/19	750,000	766,387
McDonald's Corp., MTN, 5.35%, 3/1/18	1,000,000	1,120,632
Target Corp., 2.9%, 1/15/22	2,000,000	2,093,712
Walt Disney Co./The, MTN, 1.1%, 12/1/17	750,000	751,663

		6,838,472
Consumer Staples - 4.1%
Coca-Cola Co./The, 4.875%, 3/15/19	1,500,000	1,705,629
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,111,410
Wal-Mart Stores Inc., 4.5%, 7/1/15	1,500,000	1,525,885

		4,342,924
Energy - 2.4%
BP Capital Markets PLC (A), 3.875%, 3/10/15	518,000	519,808
Chevron Corp., 2.427%, 6/24/20	2,000,000	2,069,716

		2,589,524
Financials - 9.6%
American Express Credit Corp., MTN, 1.75%, 6/12/15	750,000	753,630
Bank of New York Mellon Corp./The, MTN, 1.35%, 3/6/18	500,000	500,034
General Electric Capital Corp., MTN, 5.625%, 9/15/17	2,000,000	2,224,294
John Deere Capital Corp., MTN, 1.4%, 3/15/17	2,000,000	2,020,884
JPMorgan Chase & Co., 2.25%, 1/23/20	750,000	752,030
Simon Property Group L.P., 4.125%, 12/1/21	1,750,000	1,946,460
Wells Fargo & Co., 5.625%, 12/11/17	1,750,000	1,955,764

		10,153,096
Health Care - 3.3%
Baxter International Inc., 1.85%, 6/15/18	2,000,000	2,019,404
Pfizer Inc., 5.35%, 3/15/15	1,500,000	1,508,294

		3,527,698
Industrials - 1.6%
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,685,859

Information Technology - 9.0%
Apple Inc., 2.4%, 5/3/23	1,000,000	1,011,252
Cisco Systems Inc., 5.5%, 2/22/16	2,000,000	2,106,606
EMC Corp., 2.65%, 6/1/20	750,000	769,471
Intel Corp., 1.95%, 10/1/16	2,000,000	2,044,644
Microsoft Corp., 3%, 10/1/20	1,500,000	1,608,832
Texas Instruments Inc., 2.375%, 5/16/16	2,000,000	2,049,722

		9,590,527
Telecommunication Service - 1.4%
AT&T Inc., 1.6%, 2/15/17	1,500,000	1,511,544

Total Corporate Notes and Bonds ( Cost $38,948,072 )		40,239,644
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 59.2%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
High Quality Bond Fund Portfolio of Investments (unaudited)

	Fannie Mae - 11.7%
	1.250%, 9/28/16	3,000,000	3,039,765
	1.375%, 11/15/16	4,500,000	4,570,520
	1.250%, 1/30/17	4,750,000	4,814,130

			12,424,415
	Freddie Mac - 9.5%
	2.875%, 2/9/15	5,000,000	5,002,690
	2.500%, 5/27/16	5,000,000	5,142,000

			10,144,690
	U.S. Treasury Notes - 38.0%
	0.125%, 4/30/15	4,000,000	3,999,376
	2.500%, 4/30/15	4,000,000	4,023,280
	1.000%, 8/31/16	4,000,000	4,040,000
	0.875%, 1/31/17	4,000,000	4,030,000
	3.000%, 2/28/17	5,000,000	5,258,985
	1.500%, 12/31/18	2,500,000	2,545,703
	1.250%, 1/31/19	5,250,000	5,290,603
	1.500%, 3/31/19	2,000,000	2,035,312
	3.125%, 5/15/19	3,000,000	3,254,298
	3.625%, 2/15/20	2,000,000	2,237,032
	2.625%, 11/15/20	1,000,000	1,070,469
	2.500%, 8/15/23	2,500,000	2,678,710

			40,463,768

Total U.S. Government and Agency Obligations ( Cost $62,256,267 )			63,032,873
		Shares
	SHORT-TERM INVESTMENTS - 2.4%
	State Street Institutional U.S. Government Money Market Fund	2,507,416	2,507,416

Total Short-Term Investments ( Cost $2,507,416 )			2,507,416

TOTAL INVESTMENTS - 99.4% ( Cost $103,711,755 )			105,779,933
NET OTHER ASSETS AND LIABILITIES - 0.6%			654,224

TOTAL NET ASSETS - 100.0%			$106,434,157

(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.5% of total net assets.

MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 3.4%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$64,040	$64,543
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	750,000	753,145
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	750,000	750,238
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	775,000	775,470
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	275,000	274,992
John Deere Owner Trust, Series 2014-B, Class A2A, 0.54%, 7/17/17	600,000	599,207
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	1,125,000	1,125,794
Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.33%, 5/15/17	628,558	629,615
Santander Drive Auto Receivables Trust, Series 2013-3 Class B, 1.19%, 5/15/18	625,000	625,998
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	1,000,000	1,012,397
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	625,000	624,108
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B) (C), 0.82%, 4/16/18	500,000	500,262

Total Asset Backed Securities ( Cost $7,736,176 )		7,735,769
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4 (A), 5.405%, 12/11/40	1,221,256	1,250,767
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 (A), 5.686%, 5/12/39	600,000	622,562
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A (A), 5.23%, 9/15/42	1,134,023	1,148,741

Total Commercial Mortgage-Backed Securities ( Cost $3,103,859 )		3,022,070
CORPORATE NOTES AND BONDS - 25.9%
Consumer Discretionary - 5.2%
AARP, Inc. (B) (C), 7.5%, 5/1/31	750,000	1,094,896
Advance Auto Parts Inc., 4.5%, 12/1/23	550,000	597,034
Amazon.com Inc., 3.8%, 12/5/24	1,000,000	1,058,129
AutoZone Inc., 1.3%, 1/13/17	1,400,000	1,406,436
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.5%, 3/1/16	750,000	770,565
DR Horton Inc., 5.25%, 2/15/15	215,000	215,215
DR Horton Inc., 3.75%, 3/1/19	475,000	473,219
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	575,000	765,250
Georgia-Pacific LLC (B) (C), 3.163%, 11/15/21	1,000,000	1,033,808
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	275,000	283,250
Hasbro Inc., 3.15%, 5/15/21	300,000	309,590
Intelsat Jackson Holding SA (D), 5.5%, 8/1/23	500,000	493,750
Nissan Motor Acceptance Corp. (B) (C), 2.65%, 9/26/18	500,000	514,963
QVC Inc., 3.125%, 4/1/19	800,000	810,234
Sirius XM Radio Inc. (B) (C), 6%, 7/15/24	525,000	539,437
Toll Brothers Finance Corp., 4%, 12/31/18	450,000	455,625
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	1,000,000	1,089,933

		11,911,334
Consumer Staples - 1.6%
CVS Health Corp., 5.75%, 6/1/17	464,000	513,611
Kraft Foods Group Inc., 3.5%, 6/6/22	1,000,000	1,048,185
Kroger Co./The, 2.95%, 11/1/21	1,000,000	1,023,021
Sysco Corp., 4.35%, 10/2/34	1,000,000	1,090,691

		3,675,508
Energy - 3.2%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	750,000	768,750
BP Capital Markets PLC (D), 3.875%, 3/10/15	52,000	52,182
Denbury Resources Inc., 6.375%, 8/15/21	475,000	441,750

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Core Bond Fund Portfolio of Investments (unaudited)

Energy Transfer Partners L.P., 4.15%, 10/1/20	750,000	790,011
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc., 6.75%, 2/1/22	600,000	646,500
Hess Corp., 7.875%, 10/1/29	240,000	320,672
Kinder Morgan Energy Partners L.P., 2.65%, 2/1/19	450,000	450,315
Phillips 66, 4.65%, 11/15/34	500,000	543,675
SandRidge Energy Inc., 7.5%, 3/15/21	400,000	278,000
Transocean Inc. (D), 6%, 3/15/18	850,000	773,500
Valero Energy Corp., 6.125%, 2/1/20	1,150,000	1,322,848
Williams Cos. Inc./The, 4.55%, 6/24/24	950,000	881,845

		7,270,048
Financials - 7.4%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (B) (C) (D), 3.75%, 5/15/19	450,000	453,375
Aflac Inc., 3.625%, 11/15/24	1,000,000	1,063,113
Air Lease Corp., 3.875%, 4/1/21	450,000	461,250
Air Lease Corp., 3.75%, 2/1/22	1,000,000	1,024,799
American International Group Inc., 3.875%, 1/15/35	1,000,000	1,025,149
Apollo Management Holdings L.P. (B) (C), 4%, 5/30/24	1,000,000	1,041,904
Bank of America Corp., 2.65%, 4/1/19	1,000,000	1,021,320
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	204,355
BB&T Corp., MTN, 2.25%, 2/1/19	400,000	409,035
Caterpillar Financial Services Corp., Series G, 2.45%, 9/6/18	800,000	828,674
General Electric Capital Corp., MTN, 3.1%, 1/9/23	1,100,000	1,139,211
Glencore Funding LLC (B) (C), 3.125%, 4/29/19	825,000	830,118
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	500,000	511,800
Invesco Finance PLC (D), 4%, 1/30/24	450,000	489,867
JPMorgan Chase & Co., 3.125%, 1/23/25	1,000,000	1,008,001
KeyCorp, MTN, 5.1%, 3/24/21	250,000	288,751
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	520,000	52
Liberty Mutual Group Inc. (B) (C), 4.25%, 6/15/23	1,250,000	1,338,539
MetLife Inc., 3.6%, 4/10/24	1,000,000	1,067,741
Prudential Financial Inc., MTN, 3.5%, 5/15/24	1,000,000	1,048,522
Senior Housing Properties Trust, 3.25%, 5/1/19	800,000	819,551
Synchrony Financial, 3.75%, 8/15/21	700,000	732,100
UBS AG/Stamford CT (D), 5.75%, 4/25/18	122,000	137,900

		16,945,127
Health Care - 1.6%
AbbVie Inc., 2%, 11/6/18	1,100,000	1,111,983
Forest Laboratories Inc. (B) (C), 5%, 12/15/21	200,000	218,794
Genentech Inc., 5.25%, 7/15/35	325,000	426,520
HCA Inc., 3.75%, 3/15/19	450,000	454,500
Laboratory Corp. of America Holdings, 3.6%, 2/1/25	1,000,000	1,020,696
Wyeth LLC, 6.5%, 2/1/34	230,000	326,118

		3,558,611
Industrials - 1.7%
ADT Corp./The, 4.125%, 4/15/19	475,000	474,406
Boeing Co./The, 8.625%, 11/15/31	240,000	396,115
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	285,000	359,623
Crane Co., 2.75%, 12/15/18	450,000	461,313
Norfolk Southern Corp., 7.05%, 5/1/37	390,000	574,898
Textron Inc., 3.875%, 3/1/25	300,000	312,857
Union Pacific Corp., 2.25%, 2/15/19	900,000	926,967
United Rentals North America Inc., 6.125%, 6/15/23	400,000	415,500

		3,921,679
Information Technology - 1.5%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Core Bond Fund Portfolio of Investments (unaudited)

First Data Corp. (B) (C), 7.375%, 6/15/19	550,000	576,813
International Business Machines Corp., 3.625%, 2/12/24	1,000,000	1,076,987
Intuit Inc., 5.75%, 3/15/17	1,100,000	1,197,496
Xilinx Inc., 3%, 3/15/21	500,000	513,616

		3,364,912
Materials - 0.8%
Alcoa Inc., 5.125%, 10/1/24	200,000	218,321
Packaging Corp. of America, 3.65%, 9/15/24	1,000,000	1,026,408
Weyerhaeuser Co., 7.375%, 3/15/32	500,000	688,194

		1,932,923
Telecommunication Services - 1.7%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	525,000	778,419
Verizon Communications Inc., 3.45%, 3/15/21	1,500,000	1,574,096
Verizon Communications Inc., 5.15%, 9/15/23	313,000	358,889
Verizon Communications Inc., 4.4%, 11/1/34	1,000,000	1,058,329

		3,769,733
Utilities - 1.2%
Black Hills Corp., 4.25%, 11/30/23	950,000	1,044,544
Sierra Pacific Power Co., Series M, 6%, 5/15/16	650,000	693,573
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	1,022,134

		2,760,251

Total Corporate Notes and Bonds ( Cost $56,562,741 )		59,110,126
LONG TERM MUNICIPAL BONDS - 12.3%
Chicago IL O'Hare International Airport Revenue, Series A, (NATL-RE), 5%, 1/1/33	955,000	990,602
City of Laredo TX, General Obligation, 6.566%, 2/15/39	1,500,000	1,732,140
City of Los Angeles CA Wastewater System Revenue, Series A, (NATL-RE), 4.75%, 6/1/35	1,690,000	1,703,148
City of Oklahoma City OK Tax Allocation, Series B, 5%, 3/1/32	1,500,000	1,741,275
City of Reading PA, General Obligation, (AGM), 5.3%, 11/1/33	1,500,000	1,559,820
County of Bexar TX, General Obligation, Series C, 6.628%, 6/15/39	1,800,000	2,090,502
County of Palm Beach FL Revenue, 5%, 11/1/33	1,880,000	2,099,001
East Baton Rouge Sewerage Commission Revenue, 6.087%, 2/1/45	2,000,000	2,294,840
Johnstown-Monroe Local School District, General Obligation, 5%, 12/1/40	1,000,000	1,143,790
Las Vegas Valley Water District, General Obligation, Series A, 7.1%, 6/1/39	1,000,000	1,178,770
New York City Water & Sewer System Revenue, 6.491%, 6/15/42	1,025,000	1,209,469
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	1,600,000	1,814,064
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	1,000,000	1,179,060
South Dakota State Building Authority Revenue, Series F, 4.7%, 6/1/32	1,250,000	1,307,763
Tulsa OK Public Facilities Authority Revenue, Series B, 6.6%, 11/15/29	1,400,000	1,593,060
University of New Mexico, Series A, (AGM), 5%, 6/1/36	1,750,000	1,900,308
West Contra Costa Unified School District, General Obligation, 8.46%, 8/1/34	2,000,000	2,470,560

Total Long Term Municipal Bonds ( Cost $27,412,640 )		28,008,172
MORTGAGE BACKED SECURITIES - 22.1%
Fannie Mae - 11.6%
4%, 4/1/15 Pool # 255719	2,747	2,908
5.5%, 4/1/16 Pool # 745444	21,142	22,395
6%, 5/1/16 Pool # 582558	2,016	2,058
5.5%, 2/1/18 Pool # 673194	57,946	61,379
5%, 2/1/19 Pool # 725341	8,066	8,587

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Core Bond Fund Portfolio of Investments (unaudited)

5%, 5/1/20 Pool # 813965	99,731	106,963
4.5%, 9/1/20 Pool # 835465	96,093	101,630
5.5%, 3/1/21 Pool # 837199	15,907	17,322
6%, 3/1/21 Pool # 745406	13,689	14,805
6%, 5/1/21 Pool # 253847	13,277	15,090
4.5%, 4/1/23 Pool # 974401	198,255	213,210
4.5%, 6/1/23 Pool # 984075	90,755	97,573
3%, 12/1/26 Pool # AB4086	845,588	891,212
3%, 3/1/27 Pool # AK6784	1,686,359	1,777,347
3%, 5/1/27 Pool # AL1715	1,229,342	1,295,750
3.5%, 8/1/29 Pool # MA2003	1,449,789	1,542,847
7%, 12/1/29 Pool # 762813	15,283	17,017
7%, 11/1/31 Pool # 607515	15,049	18,127
6.5%, 3/1/32 Pool # 631377	78,087	88,911
6.5%, 5/1/32 Pool # 636758	2,512	2,863
7%, 5/1/32 Pool # 644591	1,824	2,071
6.5%, 6/1/32 Pool # 545691	142,771	168,579
5.5%, 4/1/33 Pool # 690206	246,919	277,650
5%, 10/1/33 Pool # 254903	142,903	159,123
5.5%, 11/1/33 Pool # 555880	171,073	192,421
5%, 5/1/34 Pool # 775604	19,699	21,827
5%, 5/1/34 Pool # 780890	78,590	87,131
5%, 6/1/34 Pool # 255230	31,837	35,287
7%, 7/1/34 Pool # 792636	8,366	8,791
5%, 8/1/35 Pool # 829670	157,557	174,483
5%, 9/1/35 Pool # 820347	192,328	217,005
5%, 9/1/35 Pool # 835699	182,434	205,840
5%, 10/1/35 Pool # 797669	138,575	153,060
5%, 11/1/35 Pool # 844809	66,305	73,422
4.5%, 12/1/35 Pool # 745147	30,275	33,020
5%, 12/1/35 Pool # 850561	78,428	86,827
5%, 2/1/36 Pool # 745275	29,962	33,184
5%, 3/1/36 Pool # 745355	39,796	44,032
6%, 11/1/36 Pool # 902510	147,912	169,590
5.5%, 5/1/37 Pool # 928292	243,377	276,207
6%, 10/1/37 Pool # 947563	178,401	205,906
6.5%, 12/1/37 Pool # 889072	177,908	202,569
5%, 4/1/38 Pool # 889260	38,018	41,989
6.5%, 8/1/38 Pool # 987711	309,909	381,394
5.5%, 4/1/40 Pool # AD0926	1,134,567	1,269,478
4.5%, 8/1/40 Pool # AD8243	174,433	190,061
4%, 9/1/40 Pool # AE3039	1,441,890	1,569,386
4%, 1/1/41 Pool # AB2080	1,136,692	1,230,894
4%, 9/1/41 Pool # AJ1406	1,120,674	1,200,969
4%, 10/1/41 Pool # AJ4046	1,394,267	1,517,671
4%, 3/1/42 Pool # AL1998	2,148,176	2,338,482
3.5%, 6/1/42 Pool # AO4134	1,972,738	2,095,378
3.5%, 8/1/42 Pool # AP2133	1,159,287	1,226,143
3%, 9/1/42 Pool # AP6568	175,128	181,733
3.5%, 9/1/42 Pool # AB6228	618,885	654,485
3.5%, 12/1/42 Pool # AQ8892	184,495	195,100
3%, 2/1/43 Pool # AL3072	1,477,394	1,534,803
3.5%, 4/1/43 Pool # AR9902	596,273	637,442
6%, 12/25/31 Series 2001-73, Class GZ	545,798	613,723
5.5%, 9/25/35 Series 2005-79, Class LT	385,422	431,911

		26,437,061
Freddie Mac - 10.4%
5%, 5/1/18 Pool # E96322	45,000	47,538

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Core Bond Fund Portfolio of Investments (unaudited)

5%, 2/1/21 Pool # G11911	15,464	16,542
4.5%, 4/1/23 Pool # J07302	32,169	34,619
4.5%, 11/1/23 Pool # G13342	17,347	18,669
3.5%, 12/1/25 Pool # E02779	1,022,208	1,086,757
3.5%, 6/1/26 Pool # Z50006	1,310,048	1,393,016
3%, 12/1/26 Pool # J17506	127,669	135,083
3%, 1/1/27 Pool # G18420	67,134	70,766
3%, 8/1/27 Pool # J19899	1,270,382	1,349,840
8%, 6/1/30 Pool # C01005	1,360	1,708
7%, 3/1/31 Pool # C48133	7,142	7,167
6.5%, 1/1/32 Pool # C62333	31,764	36,928
3.5%, 8/1/32 Pool # C91485	266,945	283,564
5%, 7/1/33 Pool # A11325	363,321	405,080
4.5%, 6/1/34 Pool # C01856	988,492	1,076,702
5%, 4/1/35 Pool # A32315	55,232	61,469
5%, 4/1/35 Pool # A32316	59,228	66,014
6.5%, 11/1/36 Pool # C02660	21,372	24,319
5.5%, 11/1/37 Pool # A68787	308,315	351,800
5%, 9/1/38 Pool # G04815	17,014	18,732
5.5%, 12/1/38 Pool # G05267	1,281,732	1,431,842
5%, 10/1/39 Pool # A89335	1,500,834	1,683,018
3.5%, 11/1/40 Pool # G06168	995,151	1,050,669
4%, 10/1/41 Pool # Q04092	1,724,058	1,866,287
4.5%, 3/1/42 Pool # G07491	1,371,752	1,489,475
3%, 9/1/42 Pool # C04233	977,036	1,010,331
3%, 2/1/43 Pool # Q15767	176,931	183,293
3%, 4/1/43 Pool # V80025	677,233	700,202
3%, 4/1/43 Pool # V80026	684,628	707,786
4%, 1/1/45 Pool # G08624	2,000,000	2,143,184
3%, 12/15/26 Series 3978, Class B	4,636,000	4,910,391

		23,662,791
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	740	742
6.5%, 2/20/29 Pool # 2714	17,673	21,038
6.5%, 4/20/31 Pool # 3068	8,448	10,116
4%, 4/15/39 Pool # 698089	95,156	102,295

		134,191

Total Mortgage Backed Securities ( Cost $48,405,465 )		50,234,043
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.8%
Fannie Mae - 0.8%
2.000%, 6/28/27 (F)	650,000	651,442
3.000%, 5/24/32 (F)	1,250,000	1,251,921

		1,903,363
Federal Farm Credit Bank - 0.2%
5.875%, 10/3/16	500,000	544,245

Federal Home Loan Bank - 1.3%
0.625%, 11/27/18 (F)	1,500,000	1,504,082
0.500%, 5/6/19 (F)	1,500,000	1,500,066

		3,004,148
Freddie Mac - 0.2%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Core Bond Fund Portfolio of Investments (unaudited)

5.000%, 2/16/17		450,000	490,091

U.S. Treasury Bonds - 5.3%
6.625%, 2/15/27		2,000,000	3,036,250
5.375%, 2/15/31		1,250,000	1,826,855
4.500%, 5/15/38		4,750,000	6,794,357
3.750%, 8/15/41		250,000	328,848

			11,986,310
U.S. Treasury Notes - 25.0%
4.250%, 8/15/15		2,750,000	2,810,800
0.375%, 1/15/16		450,000	450,879
1.500%, 6/30/16		3,000,000	3,050,157
0.375%, 10/31/16		2,750,000	2,748,496
2.750%, 11/30/16		5,000,000	5,210,155
0.875%, 1/31/17		2,500,000	2,518,750
3.125%, 1/31/17		3,800,000	3,999,796
0.750%, 3/15/17		3,600,000	3,617,719
2.375%, 7/31/17		2,200,000	2,295,218
1.875%, 10/31/17		3,000,000	3,093,516
4.250%, 11/15/17		2,550,000	2,797,031
2.625%, 1/31/18		3,000,000	3,162,423
3.875%, 5/15/18		2,750,000	3,018,768
2.750%, 2/15/19		1,700,000	1,815,148
3.625%, 8/15/19		2,750,000	3,052,500
2.625%, 11/15/20		2,350,000	2,515,602
3.125%, 5/15/21		3,750,000	4,132,616
2.125%, 8/15/21		3,650,000	3,801,990
2.750%, 2/15/24		2,500,000	2,735,353

			56,826,917

Total U.S. Government and Agency Obligations ( Cost $69,518,555 )			74,755,074
		Shares
SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Fund		5,275,588	5,275,588

Total Short-Term Investments ( Cost $5,275,588 )			5,275,588

TOTAL INVESTMENTS - 100.1% ( Cost $218,015,024 )			228,140,842
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(298,562)

TOTAL NET ASSETS - 100.0%			$227,842,280

*	Non-income producing.
(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2015.
(B)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.1% of total net assets.
(E)	In default. Issuer is bankrupt.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Core Bond Fund Portfolio of Investments (unaudited)

(F)	Stepped rate security. Rate shown is as of January 31, 2015.

AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note.
NATL-RE	National Public Finance Guarantee Corp.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Corporate Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 87.9%
Consumer Discretionary - 11.9%
Advance Auto Parts Inc., 4.5%, 12/1/23	$50,000	$54,276
Amazon.com Inc., 3.8%, 12/5/24	200,000	211,626
AutoZone Inc., 1.3%, 1/13/17	200,000	200,919
Comcast Corp., 6.45%, 3/15/37	300,000	421,535
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 5%, 3/1/21	300,000	336,337
Discovery Communications LLC, 3.25%, 4/1/23	100,000	100,715
DR Horton Inc., 3.75%, 3/1/19	50,000	49,813
Georgia-Pacific LLC (A) (B), 3.163%, 11/15/21	100,000	103,381
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	25,000	25,750
Hasbro Inc., 3.15%, 5/15/21	200,000	206,393
Intelsat Jackson Holding SA (C), 5.5%, 8/1/23	50,000	49,375
Nissan Motor Acceptance Corp. (A) (B), 2.65%, 9/26/18	50,000	51,496
QVC Inc., 3.125%, 4/1/19	200,000	202,559
Sirius XM Radio Inc. (A) (B), 6%, 7/15/24	125,000	128,438
Target Corp., 5.875%, 7/15/16	20,000	21,503
Target Corp., 5.375%, 5/1/17	300,000	329,334
Time Warner Inc., 6.25%, 3/29/41	250,000	330,590
Toll Brothers Finance Corp., 4%, 12/31/18	50,000	50,625
Viacom Inc., 3.25%, 3/15/23	100,000	99,471
Walgreen Co., 5.25%, 1/15/19	120,000	135,438
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	150,000	163,490

		3,273,064
Consumer Staples - 5.9%
CVS Health Corp., 3.375%, 8/12/24	200,000	210,432
General Mills Inc., 5.65%, 2/15/19	200,000	229,332
Kellogg Co., 1.875%, 11/17/16	300,000	304,687
Kraft Foods Group Inc., 3.5%, 6/6/22	200,000	209,637
Kroger Co./The, 2.95%, 11/1/21	50,000	51,151
Sysco Corp., 0.55%, 6/12/15	200,000	200,162
Sysco Corp., 3.5%, 10/2/24	150,000	156,868
Sysco Corp., 4.35%, 10/2/34	50,000	54,535
Wal-Mart Stores Inc., 3.25%, 10/25/20	200,000	215,916

		1,632,720
Energy - 10.6%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	100,000	102,500
Calumet Specialty Products Partners L.P. / Calumet Finance Corp. (A) (B), 6.5%, 4/15/21	100,000	86,500
Chevron Corp., 3.191%, 6/24/23	200,000	213,549
ConocoPhillips Co., 4.15%, 11/15/34	200,000	217,797
Denbury Resources Inc., 6.375%, 8/15/21	50,000	46,500
Devon Energy Corp., 5.6%, 7/15/41	100,000	118,357
Energy Transfer Partners L.P., 4.15%, 10/1/20	300,000	316,004
Enterprise Products Operating LLC, 4.45%, 2/15/43	200,000	210,615
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc., 6.75%, 2/1/22	150,000	161,625
Kinder Morgan Energy Partners L.P., 2.65%, 2/1/19	50,000	50,035
Marathon Oil Corp., 6%, 10/1/17	400,000	441,209
Marathon Petroleum Corp., 5.125%, 3/1/21	250,000	281,792
Phillips 66, 4.65%, 11/15/34	100,000	108,735
SandRidge Energy Inc., 7.5%, 3/15/21	25,000	17,375
Valero Energy Corp., 6.625%, 6/15/37	350,000	423,051
Williams Cos. Inc./The, 4.55%, 6/24/24	150,000	139,239

		2,934,883

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Corporate Bond Fund Portfolio of Investments (unaudited)

Financials - 34.3%
Banks - 13.9%
Bank of America Corp., 2.6%, 1/15/19	100,000	102,108
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	204,355
Bank of New York Mellon Corp./The, MTN, 2.1%, 1/15/19	300,000	305,470
BB&T Corp., MTN, 2.25%, 2/1/19	200,000	204,518
Capital One Financial Corp., 2.45%, 4/24/19	300,000	304,004
Fifth Third Bancorp, 2.3%, 3/1/19	300,000	304,692
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	100,000	102,360
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	200,000	208,516
Huntington National Bank/The, 2.2%, 4/1/19	300,000	303,850
JPMorgan Chase & Co., 4.25%, 10/15/20	100,000	109,618
JPMorgan Chase & Co., 3.125%, 1/23/25	200,000	201,600
KeyCorp, MTN, 5.1%, 3/24/21	250,000	288,751
Morgan Stanley, MTN, 3.7%, 10/23/24	200,000	210,693
PNC Funding Corp., 3.3%, 3/8/22	100,000	105,907
US Bancorp, MTN, 2.2%, 11/15/16	400,000	409,541
Wells Fargo & Co., 5.625%, 12/11/17	410,000	458,207

		3,824,190
Diversified Financial Services - 7.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (A) (B) (C), 3.75%, 5/15/19	150,000	151,125
Affiliated Managers Group Inc., 4.25%, 2/15/24	300,000	325,771
Air Lease Corp., 3.875%, 4/1/21	50,000	51,250
Air Lease Corp., 3.75%, 2/1/22	200,000	204,960
American Express Co., 6.15%, 8/28/17	300,000	335,606
Apollo Management Holdings L.P. (A) (B), 4%, 5/30/24	250,000	260,476
General Electric Capital Corp., MTN, 6.75%, 3/15/32	425,000	599,271
Invesco Finance PLC (C), 4%, 1/30/24	50,000	54,430
Synchrony Financial, 3.75%, 8/15/21	100,000	104,585

		2,087,474
Insurance - 6.1%
Aflac Inc., 3.625%, 11/15/24	200,000	212,623
American International Group Inc., 3.875%, 1/15/35	200,000	205,030
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	400,000	451,838
Liberty Mutual Group Inc. (A) (B), 4.25%, 6/15/23	100,000	107,083
MetLife Inc., 3.6%, 4/10/24	300,000	320,322
ProAssurance Corp., 5.3%, 11/15/23	50,000	56,349
Prudential Financial Inc., MTN, 3.5%, 5/15/24	300,000	314,557

		1,667,802
Iron/Steel - 0.5%
Glencore Funding LLC (A) (B), 3.125%, 4/29/19	125,000	125,776

Machinery-Constr&Mining - 0.7%
Caterpillar Financial Services Corp., Series G, 2.45%, 9/6/18	200,000	207,168

Machinery-Diversified - 1.1%
John Deere Capital Corp., MTN, 1.4%, 3/15/17	300,000	303,133

Real Estate - 4.4%
HCP Inc., 2.625%, 2/1/20	250,000	252,496
Senior Housing Properties Trust, 3.25%, 5/1/19	200,000	204,888
Simon Property Group L.P., 4.125%, 12/1/21	400,000	444,905

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Corporate Bond Fund Portfolio of Investments (unaudited)

Vornado Realty L.P., 2.5%, 6/30/19	100,000	100,977
WP Carey Inc., 4.6%, 4/1/24	200,000	212,468

		1,215,734

		9,431,277
Health Care - 5.6%
AbbVie Inc., 2%, 11/6/18	200,000	202,179
Baxter International Inc., 3.2%, 6/15/23	100,000	102,450
Express Scripts Holding Co., 4.75%, 11/15/21	200,000	226,282
Forest Laboratories Inc. (A) (B), 5%, 12/15/21	50,000	54,698
HCA Inc., 3.75%, 3/15/19	100,000	101,000
Laboratory Corp. of America Holdings, 3.6%, 2/1/25	200,000	204,139
Merck & Co. Inc., 3.875%, 1/15/21	300,000	333,501
Stryker Corp., 1.3%, 4/1/18	100,000	99,837
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	207,420

		1,531,506
Industrials - 5.0%
ADT Corp./The, 4.125%, 4/15/19	150,000	149,812
Burlington Northern Santa Fe LLC, 3.85%, 9/1/23	100,000	108,956
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	200,000	222,634
Caterpillar Inc., 5.2%, 5/27/41	20,000	25,469
CSX Corp., 6.15%, 5/1/37	20,000	27,436
Norfolk Southern Corp., 3.25%, 12/1/21	300,000	316,331
Northrop Grumman Corp., 1.75%, 6/1/18	100,000	100,410
Textron Inc., 3.875%, 3/1/25	200,000	208,572
Union Pacific Corp., 2.25%, 2/15/19	100,000	102,996
United Rentals North America Inc., 6.125%, 6/15/23	100,000	103,875

		1,366,491
Information Technology - 9.2%
Apple Inc., 1%, 5/3/18	100,000	99,594
Apple Inc., 2.4%, 5/3/23	200,000	202,250
Cisco Systems Inc., 5.5%, 2/22/16	225,000	236,993
Cisco Systems Inc., 3.625%, 3/4/24	150,000	164,151
eBay Inc., 1.35%, 7/15/17	200,000	199,281
EMC Corp., 2.65%, 6/1/20	150,000	153,894
First Data Corp. (A) (B), 7.375%, 6/15/19	100,000	104,875
Intel Corp., 1.95%, 10/1/16	200,000	204,464
International Business Machines Corp., 1.95%, 7/22/16	400,000	408,228
Intuit Inc., 5.75%, 3/15/17	200,000	217,727
Oracle Corp., 5.75%, 4/15/18	300,000	341,592
Texas Instruments Inc., 2.375%, 5/16/16	200,000	204,972

		2,538,021
Materials - 2.5%
Alcoa Inc., 5.125%, 10/1/24	50,000	54,580
Dow Chemical Co./The, 4.125%, 11/15/21	300,000	326,631
Packaging Corp. of America, 3.65%, 9/15/24	300,000	307,922

		689,133
Telecommunication Services - 2.0%
AT&T Inc., 1.6%, 2/15/17	100,000	100,769
Verizon Communications Inc., 5.15%, 9/15/23	200,000	229,322
Verizon Communications Inc., 4.4%, 11/1/34	200,000	211,666

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Corporate Bond Fund Portfolio of Investments (unaudited)

			541,757
Utilities - 0.9%
Black Hills Corp., 4.25%, 11/30/23		50,000	54,976
Dominion Resources Inc., Series B, 2.75%, 9/15/22		200,000	201,512

			256,488

Total Corporate Notes and Bonds ( Cost $23,147,557 )			24,195,340
LONG TERM MUNICIPAL BONDS - 9.7%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29		200,000	232,376
Chicago IL O'Hare International Airport Revenue, Series A, (NATL-RE), 5%, 1/1/33		200,000	207,456
City of Oklahoma City OK Tax Allocation, Series B, 5%, 3/1/32		200,000	232,170
County of Bexar TX, General Obligation, Series C, 6.628%, 6/15/39		200,000	232,278
County of King WA Sewer Revenue, (AGM), 5%, 1/1/36		130,000	139,189
County of Palm Beach FL Revenue, 5%, 11/1/33		200,000	223,298
Dallas/Fort Worth International Airport Revenue, Series G, 5%, 11/1/29		200,000	232,622
Desert Community College District CA, General Obligation, Series B, (AGM), 5%, 8/1/32		200,000	217,468
Las Vegas Valley Water District, General Obligation, Series A, 7.1%, 6/1/39		200,000	235,754
Orange County Health Facilities Authority Revenue, 5%, 1/1/29		200,000	226,636
San Antonio TX Electric & Gas Revenue, 5%, 2/1/32		200,000	215,572
South Dakota State Building Authority Revenue, (NATL-RE), 5%, 6/1/32		250,000	275,665

Total Long Term Municipal Bonds ( Cost $2,607,700 )			2,670,484
		Shares
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund		553,534	553,534

Total Short-Term Investments ( Cost $553,534 )			553,534

TOTAL INVESTMENTS - 99.6% ( Cost $26,308,791 )			27,419,358
NET OTHER ASSETS AND LIABILITIES - 0.4%			104,686

TOTAL NET ASSETS - 100.0%			$27,524,044

(A)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Illiquid security (See Note 2).
(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.9% of total net assets.

AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note.
NATL-RE	National Public Finance Guarantee Corp.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 96.0%
Consumer Discretionary - 23.1%
Burger King (A) (B), 6%, 4/1/22	$300,000	$307,500
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	101,750
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	400,000	421,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 5.125%, 12/15/21	250,000	244,375
Cumulus Media Holdings Inc., 7.75%, 5/1/19	500,000	510,000
DISH DBS Corp., 6.75%, 6/1/21	200,000	217,250
DISH DBS Corp., 5.875%, 11/15/24	100,000	100,500
Goodyear Tire & Rubber Co./The, 6.5%, 3/1/21	300,000	322,125
Group 1 Automotive Inc. (A), 5%, 6/1/22	300,000	296,250
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	100,000	106,500
MGM Resorts International, 6%, 3/15/23	150,000	151,500
Nexteer Automotive Group Ltd. (A) (B), 5.875%, 11/15/21	250,000	251,875
Outfront Media Capital LLC / Outfront Media Capital Corp. (A), 5.625%, 2/15/24	500,000	522,500
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	260,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20	200,000	210,000
Scientific Games International Inc., 6.25%, 9/1/20	350,000	245,000
Sinclair Television Group Inc., 6.375%, 11/1/21	400,000	414,000
Sirius XM Radio Inc. (A), 5.875%, 10/1/20	250,000	256,250
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	234,375
Univision Communications Inc. (A), 6.75%, 9/15/22	497,000	540,487
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22	250,000	269,375
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	300,000	328,500
WMG Acquisition Corp. (A), 6.75%, 4/15/22	400,000	360,500

		6,671,612
Consumer Staples - 1.7%
Dole Food Co. Inc. (A), 7.25%, 5/1/19	500,000	501,875

Energy - 9.2%
American Energy-Permian Basin LLC / AEPB Finance Corp. (A) (C), 6.753%, 8/1/19	200,000	146,000
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	290,000
Exterran Partners L.P. / EXLP Finance Corp. (A), 6%, 10/1/22	250,000	210,000
Jupiter Resources Inc. (A) (B), 8.5%, 10/1/22	150,000	112,500
Linn Energy LLC / Linn Energy Finance Corp., 6.5%, 5/15/19	100,000	77,750
Linn Energy LLC / Linn Energy Finance Corp., 6.5%, 9/15/21	200,000	147,000
Memorial Production Partners L.P. / Memorial Production Finance Corp. (A), 6.875%, 8/1/22	400,000	340,000
QEP Resources Inc., 5.375%, 10/1/22	250,000	238,750
QEP Resources Inc., 5.25%, 5/1/23	250,000	236,875
Southern Star Central Corp. (A), 5.125%, 7/15/22	500,000	505,000
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. (A), 6.25%, 10/15/22	100,000	101,500
Unit Corp., 6.625%, 5/15/21	250,000	235,000

		2,640,375
Financials - 5.7%
Ally Financial Inc., 3.75%, 11/18/19	300,000	297,750
Geo Group Inc./The, 5.875%, 10/15/24	200,000	206,000
Iron Mountain Inc., 6%, 8/15/23	150,000	157,125
Iron Mountain Inc., 5.75%, 8/15/24	350,000	354,375
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21	350,000	374,500
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	300,000	259,500

		1,649,250
Health Care - 14.3%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
High Income Fund Portfolio of Investments (unaudited)

Acadia Healthcare Co. Inc., 5.125%, 7/1/22	250,000	245,625
Air Medical Group Holdings Inc., 9.25%, 11/1/18	267,000	280,016
CHS/Community Health Systems Inc., 6.875%, 2/1/22	300,000	318,638
DaVita HealthCare Partners Inc., 6.625%, 11/1/20	250,000	263,125
Endo Finance LLC & Endo Finco Inc. (A), 7%, 12/15/20	500,000	525,000
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19	300,000	326,310
Grifols Worldwide Operations Ltd. (A) (B), 5.25%, 4/1/22	250,000	253,750
Hologic Inc., 6.25%, 8/1/20	300,000	313,125
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	285,000
MPH Acquisition Holdings LLC (A), 6.625%, 4/1/22	250,000	259,375
Par Pharmaceutical Cos. Inc., 7.375%, 10/15/20	200,000	210,500
Tenet Healthcare Corp., 8%, 8/1/20	500,000	527,500
Valeant Pharmaceuticals International Inc. (A) (B), 5.625%, 12/1/21	300,000	308,250

		4,116,214
Industrials - 12.5%
ACCO Brands Corp., 6.75%, 4/30/20	200,000	213,000
Ashtead Capital Inc. (A), 6.5%, 7/15/22	250,000	270,000
Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	330,750
Brand Energy & Infrastructure Services Inc. (A) (D), 8.5%, 12/1/21	250,000	223,750
Building Materials Corp. of America (A), 5.375%, 11/15/24	250,000	253,750
Casella Waste Systems Inc., 7.75%, 2/15/19	200,000	201,000
Clean Harbors Inc., 5.125%, 6/1/21	150,000	151,125
FTI Consulting Inc., 6%, 11/15/22	500,000	525,625
Gates Global LLC / Gates Global Co. (A), 6%, 7/15/22	350,000	328,125
Hertz Corp./The, 6.75%, 4/15/19	250,000	257,500
Hertz Corp./The, 5.875%, 10/15/20	100,000	101,500
Nortek Inc., 8.5%, 4/15/21	250,000	265,625
Spirit AeroSystems Inc., 5.25%, 3/15/22	200,000	204,500
Summit Materials LLC / Summit Materials Finance Corp., 10.5%, 1/31/20	100,000	110,500
United Rentals North America Inc., 8.25%, 2/1/21	150,000	162,187

		3,598,937
Information Technology - 8.8%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	413,000
Belden Inc. (A), 5.5%, 9/1/22	500,000	497,500
CommScope Holding Co. Inc. (A), 6.625%, 6/1/20	250,000	251,875
Hughes Satellite Systems Corp., 7.625%, 6/15/21	150,000	163,125
NCR Corp., 6.375%, 12/15/23	250,000	261,250
SunGard Data Systems Inc., 7.375%, 11/15/18	246,000	255,533
Syniverse Holdings Inc., 9.125%, 1/15/19	300,000	312,750
ViaSat Inc., 6.875%, 6/15/20	370,000	385,262

		2,540,295
Materials - 6.9%
Berry Plastics Corp., 5.5%, 5/15/22	150,000	153,375
Greif Inc., 6.75%, 2/1/17	250,000	268,750
INEOS Group Holdings S.A. (A) (B), 5.875%, 2/15/19	200,000	190,000
Polymer Group Inc. (A), 6.875%, 6/1/19	125,000	119,375
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	450,000	383,625
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	400,000	409,000
Steel Dynamics Inc. (A), 5.5%, 10/1/24	250,000	255,000
Tronox Finance LLC, 6.375%, 8/15/20	225,000	222,750

		2,001,875
Telecommunication Services - 5.8%
Altice S.A. (A) (B), 7.625%, 2/15/25	250,000	250,000

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
High Income Fund Portfolio of Investments (unaudited)

Level 3 Communications Inc. (A), 5.75%, 12/1/22		100,000	100,750
Level 3 Financing Inc., 8.125%, 7/1/19		50,000	53,063
SBA Telecommunications Inc., 5.75%, 7/15/20		300,000	309,750
Softbank Corp. (A) (B), 4.5%, 4/15/20		250,000	250,000
Sprint Corp., 7.125%, 6/15/24		300,000	291,750
T-Mobile USA Inc., 6.633%, 4/28/21		300,000	311,475
Windstream Corp., 6.375%, 8/1/23		100,000	92,125

			1,658,913
Utilities - 8.0%
AES Corp./VA, 5.5%, 3/15/24		400,000	401,000
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22		400,000	419,000
Dynegy Finance I Inc. / Dynegy Finance II Inc. (A), 7.625%, 11/1/24		150,000	154,500
Ferrellgas L.P. / Ferrellgas Finance Corp., 6.75%, 1/15/22		400,000	390,000
NRG Energy Inc., 8.25%, 9/1/20		200,000	212,000
NRG Energy Inc., 6.25%, 5/1/24		200,000	199,500
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21		227,000	240,052
TerraForm Power Operating LLC (A), 5.875%, 2/1/23		300,000	306,375

			2,322,427

Total Corporate Notes and Bonds ( Cost $27,921,488 )			27,701,773
		Shares
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund		590,652	590,652

Total Short-Term Investments ( Cost $590,652 )			590,652

TOTAL INVESTMENTS - 98.0% ( Cost $28,512,140 )			28,292,425
NET OTHER ASSETS AND LIABILITIES - 2.0%			575,151

TOTAL NET ASSETS - 100.0%			$28,867,576

(A)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 10.9% of total net assets.
(C)	Floating rate or variable rate note. Rate shown is as of January 31, 2015.

(D)	Illiquid security (See Note 2).

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 53.3%
Consumer Discretionary - 4.6%
Home Depot Inc./The	17,000	$1,775,140
McDonald's Corp.	28,500	2,634,540
Omnicom Group Inc.	11,500	837,200
Time Warner Inc.	18,000	1,402,740

		6,649,620
Consumer Staples - 8.4%
Coca-Cola Co./The	45,000	1,852,650
General Mills Inc.	33,500	1,758,080
Mondelez International Inc., Class A	33,500	1,180,540
Nestle S.A., ADR	27,700	2,119,327
PepsiCo Inc.	15,000	1,406,700
Procter & Gamble Co./The	32,300	2,722,567
Wal-Mart Stores Inc.	15,500	1,317,190

		12,357,054
Energy - 5.3%
Chevron Corp.	25,500	2,614,515
ConocoPhillips	11,000	692,780
Exxon Mobil Corp.	28,500	2,491,470
Occidental Petroleum Corp.	8,500	680,000
Schlumberger Ltd.	16,000	1,318,240

		7,797,005
Financials - 7.8%
BB&T Corp.	33,500	1,182,215
MetLife Inc.	24,500	1,139,250
Northern Trust Corp.	16,000	1,046,080
Travelers Cos. Inc./The	34,000	3,495,880
US Bancorp	51,500	2,158,365
Wells Fargo & Co.	47,000	2,440,240

		11,462,030
Health Care - 10.2%
Amgen Inc.	7,500	1,141,950
Baxter International Inc.	18,500	1,300,735
Johnson & Johnson	27,500	2,753,850
Medtronic PLC	33,600	2,399,040
Merck & Co. Inc.	35,000	2,109,800
Novartis AG, ADR	10,500	1,022,700
Pfizer Inc.	93,000	2,906,250
Quest Diagnostics Inc.	18,500	1,314,795

		14,949,120
Industrials - 6.9%
3M Co.	8,500	1,379,550
Boeing Co./The	18,200	2,645,734
General Electric Co.	50,500	1,206,445
United Parcel Service Inc., Class B	21,500	2,125,060
United Technologies Corp.	15,000	1,721,700
Waste Management Inc.	19,500	1,002,885

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

		10,081,374
Information Technology - 6.3%
Accenture PLC, Class A	27,000	2,268,810
Automatic Data Processing Inc.	10,000	825,300
Intel Corp.	33,500	1,106,840
Linear Technology Corp.	25,000	1,123,500
Microsoft Corp.	40,000	1,616,000
Oracle Corp.	23,000	963,470
QUALCOMM Inc.	21,000	1,311,660

		9,215,580
Materials - 0.9%
Praxair Inc.	10,500	1,266,195

Telecommunication Service - 1.6%
Verizon Communications Inc.	52,000	2,376,920

Utilities - 1.3%
Duke Energy Corp.	21,000	1,829,940

Total Common Stocks ( Cost $60,468,108 )		77,984,838
	Par Value
ASSET BACKED SECURITIES - 1.4%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$98,971	99,748
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	225,000	225,944
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	175,000	175,056
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	225,000	225,136
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	100,000	99,997
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	325,000	325,229
Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.33%, 5/15/17	167,615	167,897
Santander Drive Auto Receivables Trust, Series 2013-3 Class B, 1.19%, 5/15/18	125,000	125,200
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	250,000	253,099
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	150,000	149,786
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B) (C), 0.82%, 4/16/18	125,000	125,065

Total Asset Backed Securities ( Cost $1,972,682 )		1,972,157
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
Fannie Mae-Aces, Series 2013-M12, Class APT (A), 2.384%, 3/25/23	338,781	346,557
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A (A), 5.23%, 9/15/42	318,944	323,083

Total Commercial Mortgage-Backed Securities ( Cost $665,610 )		669,640
CORPORATE NOTES AND BONDS - 15.5%
Consumer Discretionary - 2.5%
AARP, Inc. (B) (C), 7.5%, 5/1/31	750,000	1,094,896
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	542,759
Amazon.com Inc., 3.3%, 12/5/21	200,000	209,003
DR Horton Inc., 5.25%, 2/15/15	130,000	130,130
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	325,000	432,532
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	125,000	128,750
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	400,000	427,000
Time Warner Inc., 4.75%, 3/29/21	400,000	449,287
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	155,000	168,940

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

		3,583,297
Consumer Staples - 0.7%
CVS Health Corp., 5.75%, 6/1/17	248,000	274,516
Mondelez International Inc., 6.5%, 11/1/31	475,000	648,823
Sysco Corp., 4.35%, 10/2/34	150,000	163,604

		1,086,943
Energy - 2.3%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	250,000	256,250
ConocoPhillips Co., 4.15%, 11/15/34	500,000	544,492
Denbury Resources Inc., 6.375%, 8/15/21	250,000	232,500
Energy Transfer Partners L.P., 4.15%, 10/1/20	200,000	210,670
Enterprise Products Operating LLC, 5.2%, 9/1/20	450,000	511,063
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc., 6.75%, 2/1/22	250,000	269,375
Hess Corp., 7.875%, 10/1/29	150,000	200,420
Marathon Oil Corp., 6%, 10/1/17	300,000	330,906
Phillips 66, 4.65%, 11/15/34	200,000	217,470
Transocean Inc. (D), 7.5%, 4/15/31	400,000	323,372
Williams Cos. Inc./The, 4.55%, 6/24/24	250,000	232,065

		3,328,583
Financials - 2.0%
Air Lease Corp., 3.75%, 2/1/22	300,000	307,440
American Express Credit Corp., MTN, 2.375%, 3/24/17	90,000	92,563
Capital One Financial Corp., 2.45%, 4/24/19	200,000	202,669
Fifth Third Bancorp, 2.3%, 3/1/19	275,000	279,301
Glencore Funding LLC (B) (C), 3.125%, 4/29/19	265,000	266,644
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	500,000	511,800
HCP Inc., MTN, 6.7%, 1/30/18	185,000	211,801
HCP Inc., 3.4%, 2/1/25	150,000	151,498
Health Care REIT Inc., 4.5%, 1/15/24	200,000	218,983
Huntington National Bank/The, 2.2%, 4/1/19	400,000	405,133
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	410,000	41
Synchrony Financial, 3.75%, 8/15/21	250,000	261,464

		2,909,337
Health Care - 2.4%
AbbVie Inc., 2%, 11/6/18	300,000	303,268
Amgen Inc., 5.85%, 6/1/17	1,050,000	1,159,041
Baxter International Inc., 3.2%, 6/15/23	400,000	409,800
Eli Lilly & Co., 6.57%, 1/1/16	300,000	316,804
Genentech Inc., 5.25%, 7/15/35	195,000	255,912
HCA Inc., 3.75%, 3/15/19	150,000	151,500
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	220,000	303,017
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	414,839
Wyeth LLC, 6.5%, 2/1/34	150,000	212,686

		3,526,867
Industrials - 1.5%
Boeing Co./The, 8.625%, 11/15/31	150,000	247,572
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	175,000	220,821
Caterpillar Inc., 3.9%, 5/27/21	450,000	495,655
Danaher Corp., 3.9%, 6/23/21	450,000	497,689
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	294,389
Norfolk Southern Corp., 7.05%, 5/1/37	260,000	383,266

		2,139,392

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

Information Technology - 1.5%
Apple Inc., 2.4%, 5/3/23	450,000	455,063
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	450,000	478,756
Cisco Systems Inc., 5.5%, 2/22/16	240,000	252,793
EMC Corp., 2.65%, 6/1/20	200,000	205,192
First Data Corp. (B) (C), 7.375%, 6/15/19	200,000	209,750
International Business Machines Corp., 1.875%, 8/1/22	400,000	385,424
Thomson Reuters Corp. (D), 4.3%, 11/23/23	225,000	246,388

		2,233,366
Materials - 0.2%
Westvaco Corp., 8.2%, 1/15/30	175,000	253,854

Telecommunication Services - 0.7%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	415,000	615,322
Verizon Communications Inc., 5.15%, 9/15/23	400,000	458,644

		1,073,966
Utilities - 1.7%
Interstate Power & Light Co., 6.25%, 7/15/39	175,000	260,550
Nevada Power Co., Series R, 6.75%, 7/1/37	400,000	600,268
Sierra Pacific Power Co., Series M, 6%, 5/15/16	126,000	134,446
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	500,000	540,854
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	1,022,134

		2,558,252

Total Corporate Notes and Bonds ( Cost $20,832,880 )		22,693,857
LONG TERM MUNICIPAL BONDS - 1.2%
Dallas/Fort Worth International Airport Revenue, Series G, 5%, 11/1/29	300,000	348,933
District of Columbia Water & Sewer Authority Revenue, Series A, (ASSURED GTY), 5%, 10/1/34	300,000	334,737
Jacksonville FL Sales Tax Revenue, Series A, 5%, 10/1/29	300,000	351,285
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	325,000	368,482
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	350,000	412,671

Total Long Term Municipal Bonds ( Cost $1,737,517 )		1,816,108
MORTGAGE BACKED SECURITIES - 8.4%
Fannie Mae - 5.7%
4%, 4/1/15 Pool # 255719	987	1,045
5.5%, 4/1/16 Pool # 745444	13,484	14,282
6%, 5/1/16 Pool # 582558	3,024	3,087
5%, 12/1/17 Pool # 672243	51,345	54,158
5%, 5/1/20 Pool # 813965	81,598	87,515
4.5%, 9/1/20 Pool # 835465	96,093	101,630
6%, 5/1/21 Pool # 253847	18,588	21,127
3.5%, 8/1/26 Pool # AL0787	350,681	372,846
3%, 5/1/27 Pool # AL1715	399,536	421,119
3.5%, 8/1/29 Pool # MA2003	362,447	385,712
7%, 12/1/29 Pool # 762813	9,726	10,829
7%, 11/1/31 Pool # 607515	15,049	18,127
3.5%, 12/1/31 Pool # MA0919	637,385	678,190
7%, 5/1/32 Pool # 644591	2,919	3,314
5.5%, 10/1/33 Pool # 254904	101,954	114,705
5%, 6/1/34 Pool # 255230	77,906	86,349

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

7%, 7/1/34 Pool # 792636	5,258	5,526
5%, 8/1/35 Pool # 829670	91,603	101,443
5%, 9/1/35 Pool # 820347	114,722	129,442
5%, 9/1/35 Pool # 835699	113,556	128,125
5%, 10/1/35 Pool # 797669	125,978	139,145
5%, 11/1/35 Pool # 844809	42,194	46,723
5%, 12/1/35 Pool # 850561	47,739	52,851
5.5%, 9/1/36 Pool # 831820	195,608	223,282
6%, 9/1/36 Pool # 831741	152,355	172,326
5.5%, 10/1/36 Pool # 901723	94,966	106,187
5.5%, 12/1/36 Pool # 903059	139,489	157,664
5.5%, 4/1/40 Pool # AD0926	353,695	395,752
3.5%, 6/1/42 Pool # AO4134	462,361	491,104
4%, 6/1/42 Pool # MA1087	396,423	424,826
3.5%, 8/1/42 Pool # AO8100	337,791	357,248
3.5%, 8/1/42 Pool # AP2133	347,786	367,843
3%, 2/1/43 Pool # AB8486	446,410	462,303
3%, 2/1/43 Pool # AB8563	264,709	274,109
3%, 2/1/43 Pool # AL3072	451,040	468,566
3%, 3/1/43 Pool # AB8818	447,804	463,746
4%, 1/1/45 Pool # MA2145	678,944	727,865
5.5%, 9/25/35 Series 2005-79, Class LT	180,667	202,458

		8,272,569
Freddie Mac - 2.7%
3%, 8/1/27 Pool # J19899	377,681	401,304
8%, 6/1/30 Pool # C01005	2,516	3,159
6.5%, 1/1/32 Pool # C62333	47,646	55,392
5%, 7/1/33 Pool # A11325	259,515	289,343
5%, 4/1/35 Pool # A32315	36,453	40,569
5%, 4/1/35 Pool # A32316	33,525	37,366
3.5%, 11/1/40 Pool # G06168	527,881	557,331
4%, 10/1/41 Pool # Q04092	407,505	441,123
3%, 8/1/42 Pool # G08502	400,072	413,705
3%, 9/1/42 Pool # C04233	404,733	418,525
3%, 4/1/43 Pool # V80025	451,489	466,801
3%, 4/1/43 Pool # V80026	456,419	471,857
4%, 1/1/45 Pool # G08624	400,000	428,637

		4,025,112
Ginnie Mae - 0.0%
8%, 10/20/15 Pool # 2995	484	485
6.5%, 2/20/29 Pool # 2714	24,742	29,453
6.5%, 4/20/31 Pool # 3068	14,080	16,861

		46,799

Total Mortgage Backed Securities ( Cost $11,960,542 )		12,344,480
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.2%
Fannie Mae - 0.3%
2.000%, 6/28/27 (F)	400,000	400,887

U.S. Treasury Bonds - 1.3%
6.625%, 2/15/27	860,000	1,305,588
3.000%, 5/15/42	500,000	578,164

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

			1,883,752
U.S. Treasury Notes - 13.6%
2.500%, 3/31/15		1,190,000	1,194,509
2.500%, 4/30/15		1,500,000	1,508,730
4.250%, 8/15/15		500,000	511,055
1.375%, 11/30/15		2,000,000	2,019,688
3.125%, 1/31/17		1,750,000	1,842,011
2.375%, 7/31/17		700,000	730,297
4.250%, 11/15/17		2,100,000	2,303,437
3.125%, 5/15/19		1,000,000	1,084,766
1.625%, 8/31/19		2,000,000	2,043,124
3.375%, 11/15/19		2,000,000	2,205,938
2.625%, 11/15/20		2,000,000	2,140,938
1.750%, 5/15/22		1,600,000	1,626,875
2.500%, 8/15/23		750,000	803,613

			20,014,981

Total U.S. Government and Agency Obligations ( Cost $21,534,092 )			22,299,620
		Shares
SHORT-TERM INVESTMENTS - 5.8%
State Street Institutional U.S. Government Money Market Fund		8,507,259	8,507,259

Total Short-Term Investments ( Cost $8,507,259 )			8,507,259

TOTAL INVESTMENTS - 101.3% ( Cost $127,678,690 )			148,287,959
NET OTHER ASSETS AND LIABILITIES - (1.3%)			(1,864,231)

TOTAL NET ASSETS - 100.0%			$146,423,728

*	Non-income producing.
(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2015.
(B)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.7% of total net assets.
(E)	In default. Issuer is bankrupt.
(F)	Stepped rate security. Rate shown is as of January 31, 2015.

ADR	American Depositary Receipt.
ASSURED GTY	Assured Guaranty.
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 73.4%
Consumer Discretionary - 13.1%
Amazon.com Inc. * (A)	6,000	$2,127,180
CBS Corp., Class B (A)	20,600	1,129,086
Discovery Communications Inc., Class A * (A)	17,600	510,136
Discovery Communications Inc., Class C *	31,500	878,220
Priceline Group Inc./The * (A)	1,200	1,211,376
Starbucks Corp. (A)	19,200	1,680,576

		7,536,574
Consumer Staples - 6.7%
Costco Wholesale Corp. (A)	5,000	714,950
Diageo PLC, ADR (A)	12,200	1,441,186
General Mills Inc. (A)	25,600	1,343,488
Whole Foods Market Inc. (A)	7,600	395,922

		3,895,546
Energy - 10.6%
Apache Corp. (A)	19,700	1,232,629
Baker Hughes Inc.	23,600	1,368,564
Cameron International Corp. *	25,100	1,123,978
EOG Resources Inc. (A)	10,300	917,009
Occidental Petroleum Corp. (A)	18,800	1,504,000

		6,146,180
Financials - 7.0%
Progressive Corp./The (A)	49,900	1,294,905
State Street Corp. (A)	15,900	1,137,009
T. Rowe Price Group Inc. (A)	20,300	1,598,016

		4,029,930
Health Care - 3.8%
Baxter International Inc.	18,300	1,286,673
Express Scripts Holding Co. * (A)	11,500	928,165

		2,214,838
Industrials - 10.0%
Danaher Corp. (A)	13,300	1,095,654
FedEx Corp.	1,200	202,932
Jacobs Engineering Group Inc. *	28,800	1,097,280
Rockwell Collins Inc. (A)	12,000	1,027,440
Stericycle Inc. * (A)	8,000	1,050,320
United Technologies Corp. (A)	11,300	1,297,014

		5,770,640
Information Technology - 19.0%
Accenture PLC, Class A (A)	14,800	1,243,644
Altera Corp. (A)	29,500	971,287
Apple Inc. (A)	8,500	995,860
eBay Inc. * (A)	30,800	1,632,400
EMC Corp. (A)	48,900	1,267,977
Google Inc., Class C * (A)	2,800	1,496,656
Linear Technology Corp. (A)	22,500	1,011,150
Microsoft Corp. (A)	24,300	981,720

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Nuance Communications Inc. *	20,000	274,900
QUALCOMM Inc. (A)	18,000	1,124,280

10,999,874
Materials - 0.9%
Mosaic Co./The (A)	10,000	486,900

Telecommunication Service - 2.3%
Verizon Communications Inc.	28,500	1,302,735

Total Common Stocks ( Cost $44,498,416 )	42,383,217
EXCHANGE TRADED FUNDS - 9.8%
Powershares QQQ Trust Series 1 (A)	18,000	1,819,800
SPDR Gold Shares * (A)	16,300	2,012,235
SPDR S&P 500 ETF Trust (A)	9,200	1,835,124

Total Exchange Traded Funds ( Cost $5,621,272 )	5,667,159
SHORT-TERM INVESTMENTS - 14.3%
State Street Institutional U.S. Government Money Market Fund	8,249,997	8,249,997

Total Short-Term Investments ( Cost $8,249,997 )	8,249,997
Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.9%
0.019%, 2/5/15 (B) (C)	$4,000,000	3,999,994

Total U.S. Government and Agency Obligations ( Cost $3,999,991 )	3,999,994

TOTAL INVESTMENTS - 104.4% ( Cost $62,369,676 )	60,300,367
NET OTHER ASSETS AND LIABILITIES - (2.4%)	(1,384,046)

TOTAL CALL & PUT OPTIONS WRITTEN - (2.0%)	(1,141,777)

TOTAL NET ASSETS - 100.0%	$57,774,544

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	All or a portion of these securities are segregated as collateral for put options written. As of January 31, 2015, the total amount segregated was $3,999,987.
(C)	Rate noted represents annualized yield at time of purchase.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

Call Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Accenture PLC, Class A	83	February 2015	$82.50	$21,580
Accenture PLC, Class A	65	February 2015	90.00	975

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Altera Corp.	77	March 2015	37.00	770
Amazon.com Inc.	40	March 2015	325.00	140,300
Amazon.com Inc.	20	April 2015	330.00	68,000
Apple Inc.	29	February 2015	115.00	12,035
Apple Inc.	56	April 2015	115.00	39,060
CBS Corp., Class B	139	March 2015	57.50	17,862
Costco Wholesale Corp.	50	April 2015	140.00	29,875
Danaher Corp.	100	March 2015	82.50	23,000
Danaher Corp.	25	March 2015	85.00	3,062
Danaher Corp.	8	June 2015	85.00	2,380
Diageo PLC	32	February 2015	115.00	12,960
Diageo PLC	90	April 2015	120.00	22,275
Discovery Communications Inc., Class A	100	February 2015	35.00	750
eBay Inc.	100	February 2015	55.00	4,350
eBay Inc.	100	March 2015	55.00	9,450
eBay Inc.	108	April 2015	57.50	7,722
EMC Corp.	110	February 2015	30.00	220
EMC Corp.	100	April 2015	29.00	2,400
EOG Resources Inc.	103	March 2015	97.50	18,592
Express Scripts Holding Co.	50	February 2015	77.50	19,375
Express Scripts Holding Co.	65	February 2015	80.00	13,325
General Mills Inc.	35	February 2015	55.00	507
General Mills Inc.	126	March 2015	55.00	5,859
Google Inc., Class C	18	February 2015	550.00	7,920
Google Inc., Class C	10	March 2015	540.00	13,800
Linear Technology Corp.	47	February 2015	45.00	4,113
Linear Technology Corp.	88	February 2015	46.00	4,180
Linear Technology Corp.	90	March 2015	46.00	8,100
Mosaic Co./The	67	March 2015	50.00	6,432
Occidental Petroleum Corp.	100	March 2015	80.00	28,150
Powershares QQQ Trust Series 1	168	March 2015	100.00	60,060
Priceline Group Inc./The	12	March 2015	1,100.00	17,760
Progressive Corp./The	100	February 2015	26.00	1,750
QUALCOMM Inc.	90	March 2015	72.50	1,755
QUALCOMM Inc.	45	April 2015	72.50	1,822
QUALCOMM Inc.	45	April 2015	75.00	967
Rockwell Collins Inc.	120	April 2015	85.00	37,500
SPDR Gold Shares	85	March 2015	128.00	13,770
SPDR S&P 500 ETF Trust	92	March 2015	209.00	9,384
Starbucks Corp.	74	March 2015	82.50	42,920
Starbucks Corp.	118	April 2015	80.00	97,940
State Street Corp.	100	March 2015	75.00	10,350
State Street Corp.	59	March 2015	77.50	2,832
Stericycle Inc.	80	February 2015	120.00	95,200
T. Rowe Price Group Inc.	135	March 2015	80.00	22,275
T. Rowe Price Group Inc.	68	April 2015	85.00	4,590
United Technologies Corp.	33	February 2015	110.00	19,388
United Technologies Corp.	70	May 2015	115.00	30,100
Whole Foods Market Inc.	76	February 2015	50.00	25,270

Total Call Options Written ( Premiums received $1,076,069 )				$1,045,012

Put Options Written

Apache Corp.	70	April 2015	62.50	29,050
EOG Resources Inc.	50	April 2015	85.00	21,625
Microsoft Corp.	120	April 2015	40.00	19,980
Priceline Group Inc./The	7	April 2015	975.00	26,110

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Total Put Options Written ( Premiums received $106,417 )	$96,765

Total Options Written, at Value ( Premiums received $1,182,486 )	$1,141,777

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.0%
Consumer Discretionary - 8.2%
Home Depot Inc./The	4,300	$449,006
McDonald's Corp.	7,200	665,568
Omnicom Group Inc.	2,900	211,120
Time Warner Inc.	4,500	350,685

		1,676,379
Consumer Staples - 15.6%
Coca-Cola Co./The	11,400	469,338
General Mills Inc.	8,500	446,080
Mondelez International Inc., Class A	8,500	299,540
Nestle S.A., ADR	6,700	512,617
PepsiCo Inc.	3,800	356,364
Procter & Gamble Co./The	8,500	716,465
Wal-Mart Stores Inc.	4,400	373,912

		3,174,316
Energy - 9.6%
Chevron Corp.	6,400	656,192
ConocoPhillips	2,900	182,642
Exxon Mobil Corp.	6,900	603,198
Occidental Petroleum Corp.	2,300	184,000
Schlumberger Ltd.	4,000	329,560

		1,955,592
Financials - 13.7%
BB&T Corp.	8,100	285,849
MetLife Inc.	6,000	279,000
Northern Trust Corp.	4,000	261,520
Travelers Cos. Inc./The	7,900	812,278
US Bancorp	12,600	528,066
Wells Fargo & Co.	11,900	617,848

		2,784,561
Health Care - 18.8%
Amgen Inc.	2,200	334,972
Baxter International Inc.	5,000	351,550
Johnson & Johnson	6,800	680,952
Medtronic PLC	8,400	599,760
Merck & Co. Inc.	9,000	542,520
Novartis AG, ADR	2,600	253,240
Pfizer Inc.	23,700	740,625
Quest Diagnostics Inc.	4,700	334,029

		3,837,648
Industrials - 12.4%
3M Co.	2,100	340,830
Boeing Co./The	4,600	668,702
General Electric Co.	13,000	310,570
United Parcel Service Inc., Class B	5,450	538,678
United Technologies Corp.	3,800	436,164
Waste Management Inc.	4,500	231,435

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Dividend Income Fund Portfolio of Investments (unaudited)

			2,526,379
	Information Technology - 11.6%
	Accenture PLC, Class A	7,100	596,613
	Automatic Data Processing Inc.	2,600	214,578
	Intel Corp.	8,250	272,580
	Linear Technology Corp.	6,400	287,616
	Microsoft Corp.	10,000	404,000
	Oracle Corp.	5,800	242,962
	QUALCOMM Inc.	5,600	349,776

			2,368,125
	Materials - 1.6%
	Praxair Inc.	2,700	325,593

	Telecommunication Service - 3.1%
	Verizon Communications Inc.	13,800	630,798

	Utilities - 2.4%
	Duke Energy Corp.	5,500	479,270

Total Common Stocks ( Cost $16,246,179 )			19,758,661
	SHORT-TERM INVESTMENTS - 4.1%
	State Street Institutional U.S. Government Money Market Fund	841,366	841,366

Total Short-Term Investments ( Cost $841,366 )			841,366

TOTAL INVESTMENTS - 101.1% ( Cost $17,087,545 )			20,600,027
NET OTHER ASSETS AND LIABILITIES - (1.1%)			(226,514)

TOTAL NET ASSETS - 100.0%			$20,373,513

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.5%
Consumer Discretionary - 8.8%
Liberty Global PLC *	85,000	$3,875,150
McDonald's Corp.	11,000	1,016,840
Time Warner Inc.	78,500	6,117,505
Twenty-First Century Fox Inc., Class A	188,000	6,234,080

		17,243,575
Consumer Staples - 11.7%
CVS Health Corp.	74,500	7,312,920
Mondelez International Inc., Class A	71,000	2,502,040
Procter & Gamble Co./The	75,000	6,321,750
Wal-Mart Stores Inc.	80,000	6,798,400

		22,935,110
Energy - 5.9%
Apache Corp.	13,000	813,410
Cameron International Corp. *	8,500	380,630
Exxon Mobil Corp.	84,000	7,343,280
National Oilwell Varco Inc.	18,000	979,740
Occidental Petroleum Corp.	26,000	2,080,000

		11,597,060
Financials - 23.5%
American International Group Inc.	104,000	5,082,480
Bank of New York Mellon Corp./The	33,000	1,188,000
BB&T Corp.	5,500	194,095
Berkshire Hathaway Inc., Class B *	45,500	6,547,905
Brookfield Asset Management Inc., Class A	132,000	6,729,360
Citigroup Inc.	84,000	3,943,800
Markel Corp. *	9,000	6,150,240
MetLife Inc.	39,000	1,813,500
Travelers Cos. Inc./The	48,500	4,986,770
US Bancorp	98,000	4,107,180
Wells Fargo & Co.	103,000	5,347,760

		46,091,090
Health Care - 18.1%
Express Scripts Holding Co. *	36,500	2,945,915
Johnson & Johnson	21,000	2,102,940
Medtronic PLC	75,000	5,355,000
Merck & Co. Inc.	37,000	2,230,360
Pfizer Inc.	238,000	7,437,500
Quest Diagnostics Inc.	71,000	5,045,970
Thermo Fisher Scientific Inc.	27,000	3,380,670
UnitedHealth Group Inc.	65,000	6,906,250

		35,404,605
Industrials - 14.5%
Boeing Co./The	52,500	7,631,925
Danaher Corp.	57,000	4,695,660
FedEx Corp.	8,000	1,352,880
General Electric Co.	32,500	776,425
Masco Corp.	142,000	3,527,280

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Large Cap Value Fund Portfolio of Investments (unaudited)

	Rockwell Collins Inc.	83,000	7,106,460
	United Technologies Corp.	29,000	3,328,620

			28,419,250
	Information Technology - 6.3%
	EMC Corp.	111,500	2,891,195
	Microsoft Corp.	48,000	1,939,200
	Oracle Corp.	176,000	7,372,640
	QUALCOMM Inc.	3,500	218,610

			12,421,645
	Materials - 0.9%
	Crown Holdings Inc. *	41,500	1,838,865

	Telecommunication Service - 1.0%
	Verizon Communications Inc.	43,000	1,965,530

	Utilities - 3.8%
	Duke Energy Corp.	86,000	7,494,040

Total Common Stocks ( Cost $155,508,889 )			185,410,770
	SHORT-TERM INVESTMENTS - 6.1%
	State Street Institutional U.S. Government Money Market Fund	12,024,184	12,024,184

Total Short-Term Investments ( Cost $12,024,184 )			12,024,184

TOTAL INVESTMENTS - 100.6% ( Cost $167,533,073 )			197,434,954
NET OTHER ASSETS AND LIABILITIES - (0.6%)			(1,213,312)

TOTAL NET ASSETS - 100.0%			$196,221,642

*	Non-income producing.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.9%
Consumer Discretionary - 15.2%
CarMax Inc. *	44,260	$2,748,546
Discovery Communications Inc., Class C *	208,205	5,804,755
McDonald's Corp.	37,743	3,488,963
Nordstrom Inc.	61,010	4,648,962
TJX Cos. Inc./The	76,790	5,063,533

		21,754,759
Consumer Staples - 10.5%
Costco Wholesale Corp.	21,988	3,144,064
Diageo PLC, ADR	54,244	6,407,844
Nestle S.A., ADR	70,814	5,417,979

		14,969,887
Energy - 4.1%
Apache Corp.	48,535	3,036,835
Schlumberger Ltd.	33,715	2,777,779

		5,814,614
Financials - 21.4%
Berkshire Hathaway Inc., Class B *	34,248	4,928,630
Brookfield Asset Management Inc., Class A	101,010	5,149,490
Brown & Brown Inc.	114,309	3,526,433
M&T Bank Corp.	26,067	2,949,742
Markel Corp. *	7,299	4,987,844
Progressive Corp./The	180,075	4,672,946
US Bancorp	104,374	4,374,314

		30,589,399
Health Care - 8.4%
Baxter International Inc.	61,065	4,293,480
Johnson & Johnson	40,368	4,042,451
Varian Medical Systems Inc. *	39,637	3,668,801

		12,004,732
Industrials - 17.1%
Copart Inc. *	153,035	5,601,081
Danaher Corp.	68,184	5,616,998
Jacobs Engineering Group Inc. *	125,880	4,796,028
PACCAR Inc.	68,160	4,097,098
Rockwell Collins Inc.	50,294	4,306,172

		24,417,377
Information Technology - 16.2%
Accenture PLC, Class A	71,787	6,032,262
Google Inc., Class C *	8,730	4,666,359
Oracle Corp.	127,855	5,355,846
TE Connectivity Ltd.	53,885	3,577,425
Visa Inc., Class A	13,691	3,489,973

		23,121,865

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Investors Fund Portfolio of Investments (unaudited)

Total Common Stocks ( Cost $113,730,622 )			132,672,633
SHORT-TERM INVESTMENTS - 6.3%
State Street Institutional U.S. Government Money Market Fund		8,970,971	8,970,971

Total Short-Term Investments ( Cost $8,970,971 )			8,970,971

TOTAL INVESTMENTS - 99.2% ( Cost $122,701,593 )			141,643,604
NET OTHER ASSETS AND LIABILITIES - 0.8%			1,083,859

TOTAL NET ASSETS - 100.0%			$142,727,463

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.1%
Consumer Discretionary - 21.2%
Amazon.com Inc. *	9,856	$3,494,248
CBS Corp., Class B	72,890	3,995,101
DIRECTV *	26,350	2,247,128
Discovery Communications Inc., Class C *	101,359	2,825,889
Home Depot Inc./The	31,355	3,274,089
Liberty Global PLC *	61,345	2,796,718
McDonald's Corp.	37,400	3,457,256
Nordstrom Inc.	37,545	2,860,929
Omnicom Group Inc.	41,447	3,017,342
Ross Stores Inc.	24,965	2,289,540
Starbucks Corp.	42,050	3,680,636
TJX Cos. Inc./The	43,665	2,879,270
Walt Disney Co./The	19,000	1,728,240

		38,546,386
Consumer Staples - 6.8%
Costco Wholesale Corp.	22,582	3,229,000
CVS Health Corp.	30,761	3,019,500
Diageo PLC, ADR	21,410	2,529,163
Nestle S.A., ADR	26,140	1,999,972
PepsiCo Inc.	16,445	1,542,212

		12,319,847
Energy - 6.0%
Apache Corp.	38,265	2,394,241
EOG Resources Inc.	30,431	2,709,272
Occidental Petroleum Corp.	33,210	2,656,800
Schlumberger Ltd.	38,980	3,211,562

		10,971,875
Financials - 3.2%
Brookfield Asset Management Inc., Class A	38,428	1,959,059
T. Rowe Price Group Inc.	48,990	3,856,493

		5,815,552
Health Care - 15.2%
Amgen Inc.	26,555	4,043,264
Baxter International Inc.	44,750	3,146,373
Biogen Idec Inc. *	10,970	4,269,085
Celgene Corp. *	25,368	3,022,851
Express Scripts Holding Co. *	38,475	3,105,317
Gilead Sciences Inc. *	38,775	4,064,783
Johnson & Johnson	21,800	2,183,052
UnitedHealth Group Inc.	16,630	1,766,938
Varian Medical Systems Inc. *	21,325	1,973,842

		27,575,505
Industrials - 15.2%
3M Co.	13,315	2,161,025
Boeing Co./The	39,890	5,798,809
Danaher Corp.	38,950	3,208,701
PACCAR Inc.	50,575	3,040,063

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Large Cap Growth Fund Portfolio of Investments (unaudited)

Rockwell Collins Inc.	45,145	3,865,315
United Parcel Service Inc., Class B	35,138	3,473,040
United Technologies Corp.	26,110	2,996,906
W.W. Grainger Inc.	12,500	2,948,000

		27,491,859
Information Technology - 25.6%
Communications Equipment - 1.6%
QUALCOMM Inc.	45,845	2,863,479

Computers & Peripherals - 4.7%
Apple Inc.	73,000	8,552,680

Electronic Equipment, Instruments & Components - 1.4%
TE Connectivity Ltd.	39,340	2,611,782

Internet Software & Services - 5.7%
eBay Inc. *	64,378	3,412,034
Google Inc., Class C *	12,855	6,871,254

		10,283,288
IT Services - 3.7%
Accenture PLC, Class A	49,982	4,199,988
Visa Inc., Class A	9,595	2,445,861

		6,645,849
Semiconductors & Semiconductor Equipment - 1.6%
Linear Technology Corp.	64,805	2,912,337

Software - 6.9%
Microsoft Corp.	145,885	5,893,754
Oracle Corp.	158,120	6,623,647

		12,517,401

		46,386,816
Telecommunication Service - 1.9%
Verizon Communications Inc.	74,135	3,388,711

Total Common Stocks ( Cost $129,800,163 )		172,496,551
SHORT-TERM INVESTMENTS - 4.2%
State Street Institutional U.S. Government Money Market Fund	7,649,384	7,649,384

Total Short-Term Investments ( Cost $7,649,384 )		7,649,384

TOTAL INVESTMENTS - 99.3% ( Cost $137,449,547 )		180,145,935
NET OTHER ASSETS AND LIABILITIES - 0.7%		1,199,472

TOTAL NET ASSETS - 100.0%		$181,345,407

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Large Cap Growth Fund Portfolio of Investments (unaudited)

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.6%
Consumer Discretionary - 23.2%
Advance Auto Parts Inc.	42,284	$6,723,156
CarMax Inc. *	83,193	5,166,285
Discovery Communications Inc., Class C *	295,414	8,236,143
Liberty Global PLC *	218,032	9,940,079
Omnicom Group Inc.	97,269	7,081,183
Ross Stores Inc.	148,341	13,604,353
Sally Beauty Holdings Inc. *	314,624	9,778,514

		60,529,713
Consumer Staples - 0.8%
Brown-Forman Corp., Class B	24,200	2,150,654

Energy - 4.7%
Cameron International Corp. *	87,315	3,909,966
World Fuel Services Corp.	170,067	8,328,181

		12,238,147
Financials - 23.9%
Arch Capital Group Ltd. *	90,730	5,259,618
Brookfield Asset Management Inc., Class A	235,014	11,981,014
Brown & Brown Inc.	389,056	12,002,378
Glacier Bancorp Inc.	218,089	4,856,842
M&T Bank Corp.	50,948	5,765,276
Markel Corp. *	21,531	14,713,424
WR Berkley Corp.	154,352	7,561,704

		62,140,256
Health Care - 13.0%
Catamaran Corp. *	109,657	5,472,981
DaVita HealthCare Partners Inc. *	101,627	7,628,123
DENTSPLY International Inc.	77,256	3,864,731
Laboratory Corp. of America Holdings *	81,410	9,344,240
Perrigo Co. PLC	50,507	7,663,932

		33,974,007
Industrials - 19.7%
Colfax Corp. *	113,414	5,138,788
Copart Inc. *	308,467	11,289,892
Expeditors International of Washington Inc.	148,562	6,489,188
Fastenal Co.	132,381	5,877,717
Generac Holdings Inc. *	114,246	4,997,120
IHS Inc., Class A *	34,603	3,983,843
Jacobs Engineering Group Inc. *	151,482	5,771,464
TransDigm Group Inc.	37,682	7,744,782

		51,292,794
Information Technology - 5.3%
Amphenol Corp., Class A	109,022	5,855,572
CDW Corp.	230,094	7,883,020

		13,738,592

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Mid Cap Fund Portfolio of Investments (unaudited)

Materials - 3.0%
Crown Holdings Inc. *		174,942	7,751,680

Total Common Stocks ( Cost $176,015,356 )			243,815,843
SHORT-TERM INVESTMENTS - 7.8%
State Street Institutional U.S. Government Money Market Fund		20,413,839	20,413,839

Total Short-Term Investments ( Cost $20,413,839 )			20,413,839

TOTAL INVESTMENTS - 101.4% ( Cost $196,429,195 )			264,229,682
NET OTHER ASSETS AND LIABILITIES - (1.4%)			(3,740,237)

TOTAL NET ASSETS - 100.0%			$260,489,445

*	Non-income producing.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.0%
Consumer Discretionary - 8.6%
Ascena Retail Group Inc. *	77,790	$899,252
Cato Corp./The, Class A	27,519	1,166,806
Fred's Inc., Class A	67,360	1,118,176
Helen of Troy Ltd. *	28,660	2,155,805
Stage Stores Inc.	51,200	1,024,000

		6,364,039
Consumer Staples - 4.9%
C&C Group PLC (A)	224,181	874,399
Casey's General Stores Inc.	10,700	976,910
Cranswick PLC (A)	37,470	738,721
Post Holdings Inc. *	22,420	1,059,345

		3,649,375
Energy - 5.7%
Dorian LPG Ltd. *	44,000	495,880
Era Group Inc. *	28,410	639,793
RSP Permian Inc. *	37,044	992,779
Scorpio Tankers Inc.	142,960	1,125,096
SEACOR Holdings Inc. *	13,280	955,496

		4,209,044
Financials - 18.3%
AMERISAFE Inc.	13,630	554,741
DiamondRock Hospitality Co., REIT	53,704	780,319
Education Realty Trust Inc., REIT	23,663	818,740
First Busey Corp.	50,358	310,205
First Midwest Bancorp Inc.	73,610	1,133,594
First Niagara Financial Group Inc.	79,520	645,702
Flushing Financial Corp.	34,970	632,957
Hancock Holding Co.	26,610	694,787
International Bancshares Corp.	55,990	1,260,335
MB Financial Inc.	31,740	901,733
Northwest Bancshares Inc.	83,850	989,430
Platinum Underwriters Holdings Ltd.	10,620	784,074
Primerica Inc.	23,070	1,145,195
Solar Capital Ltd.	34,170	631,462
Summit Hotel Properties Inc., REIT	59,980	768,944
Webster Financial Corp.	49,190	1,501,771

		13,553,989
Health Care - 12.4%
Allscripts Healthcare Solutions Inc. *	63,040	750,806
Amsurg Corp. *	15,940	879,569
Charles River Laboratories International Inc. *	28,330	1,964,686
Corvel Corp. *	10,630	350,152
Haemonetics Corp. *	23,380	925,848
ICON PLC *	11,800	665,520
ICU Medical Inc. *	14,720	1,230,298
MedAssets Inc. *	31,660	586,027
Phibro Animal Health Corp., Class A	21,160	578,303
STERIS Corp.	18,670	1,217,657

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Small Cap Fund Portfolio of Investments (unaudited)

		9,148,866
Industrials - 23.4%
ACCO Brands Corp. *	118,430	937,966
Albany International Corp., Class A	36,710	1,252,912
Atlas Air Worldwide Holdings Inc. *	6,100	275,720
Cubic Corp.	30,950	1,618,375
ESCO Technologies Inc.	27,330	984,427
FTI Consulting Inc. *	22,770	926,056
G&K Services Inc., Class A	26,150	1,833,115
GATX Corp.	24,270	1,387,030
Luxfer Holdings PLC, ADR	34,800	468,408
Matthews International Corp., Class A	23,950	1,109,603
Mistras Group Inc. *	29,500	592,950
Mueller Industries Inc.	61,350	1,925,776
SP Plus Corp. *	49,400	1,102,608
Steelcase Inc., Class A	36,620	618,146
United Stationers Inc.	36,160	1,457,610
UTi Worldwide Inc. *	67,350	799,445

		17,290,147
Information Technology - 11.6%
Belden Inc.	34,112	2,829,249
Coherent Inc. *	12,620	780,926
Diebold Inc.	35,410	1,104,792
Forrester Research Inc.	28,430	1,072,948
MAXIMUS Inc.	13,740	765,593
Micrel Inc.	52,095	732,977
ScanSource Inc. *	30,600	1,055,088
Verint Systems Inc. *	4,780	255,156

		8,596,729
Materials - 6.9%
Deltic Timber Corp.	15,520	970,000
Greif Inc., Class A	19,850	758,270
Innospec Inc.	20,350	803,214
Koppers Holdings Inc.	25,180	457,269
Sensient Technologies Corp.	20,770	1,266,970
Zep Inc.	53,630	859,153

		5,114,876
Utilities - 3.2%
Laclede Group Inc./The	15,570	837,043
New Jersey Resources Corp.	10,080	643,911
WGL Holdings Inc.	15,950	901,175

		2,382,129

Total Common Stocks ( Cost $60,386,864 )		70,309,194
SHORT-TERM INVESTMENTS - 5.0%
State Street Institutional U.S. Government Money Market Fund	3,731,622	3,731,622

Total Short-Term Investments ( Cost $3,731,622 )		3,731,622

TOTAL INVESTMENTS - 100.0% ( Cost $64,118,486 )		74,040,816
NET OTHER ASSETS AND LIABILITIES - 0.0%		(32,448)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Small Cap Fund Portfolio of Investments (unaudited)

TOTAL NET ASSETS - 100.0%		$74,008,368

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Notes 1 & 3).

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
NorthRoad International Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.0%
Australia - 1.9%
BHP Billiton Ltd., ADR	16,400	$759,812

Brazil - 1.5%
Estacio Participacoes S.A.	94,152	585,632

Denmark - 1.8%
ISS AS * (A)	24,445	721,692

France - 14.9%
AXA S.A., ADR	38,287	900,893
LVMH Moet Hennessy Louis Vuitton S.A. (A)	5,890	951,013
Sanofi, ADR	23,640	1,089,568
Schneider Electric SE, ADR	80,970	1,216,169
Technip S.A. (A)	13,940	820,441
Total S.A., ADR	19,986	1,029,479

		6,007,563
Germany - 2.7%
SAP SE, ADR	16,455	1,075,499

Ireland - 2.3%
CRH PLC, ADR	39,091	943,657

Israel - 1.9%
Teva Pharmaceutical Industries Ltd., ADR	13,664	776,935

Japan - 8.8%
Makita Corp. (A)	16,800	745,937
Mitsubishi UFJ Financial Group Inc., ADR	181,101	959,835
Secom Co. Ltd., ADR	66,175	954,905
Seven & I Holdings Co. Ltd. (A)	24,030	880,127

		3,540,804
Netherlands - 4.4%
Akzo Nobel N.V., ADR	37,901	914,551
ING Groep N.V. * (A)	68,455	851,654

		1,766,205
Singapore - 2.0%
DBS Group Holdings Ltd. (A)	54,680	796,411

South Korea - 2.6%
Samsung Electronics Co. Ltd. (A)	861	1,064,211

Sweden - 1.9%
Telefonaktiebolaget LM Ericsson, ADR	64,436	781,609

Switzerland - 17.6%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
NorthRoad International Fund Portfolio of Investments (unaudited)

ABB Ltd., ADR *		40,175	768,950
Credit Suisse Group AG, ADR *		31,818	669,451
Nestle S.A., ADR		14,478	1,107,712
Novartis AG, ADR		14,350	1,397,690
Roche Holding AG, ADR		28,620	966,211
Syngenta AG, ADR		17,903	1,165,127
TE Connectivity Ltd.		15,370	1,020,414

			7,095,555
United Kingdom - 33.7%
Babcock International Group PLC (A)		47,610	719,487
Barclays PLC (A)		251,975	885,567
Berendsen PLC (A)		47,145	790,176
Compass Group PLC, ADR		58,766	1,012,538
Diageo PLC, ADR		13,998	1,653,584
GlaxoSmithKline PLC, ADR		19,224	845,856
HSBC Holdings PLC, ADR		17,498	800,009
Imperial Tobacco Group PLC, ADR		10,675	997,258
Reed Elsevier PLC, ADR		14,084	978,838
Rolls-Royce Holdings PLC * (A)		61,500	824,759
Royal Dutch Shell PLC, ADR		17,954	1,103,273
Standard Chartered PLC (A)		57,683	769,608
Tesco PLC, ADR		94,421	960,262
WPP PLC, ADR		11,285	1,242,704

			13,583,919

Total Common Stocks ( Cost $39,842,612 )			39,499,504
SHORT-TERM INVESTMENTS - 2.3%
United States - 2.3%
State Street Institutional U.S. Government Money Market Fund		943,955	943,955

Total Short-Term Investments ( Cost $943,955 )			943,955

TOTAL INVESTMENTS - 100.3% ( Cost $40,786,567 )			40,443,459
NET OTHER ASSETS AND LIABILITIES - (0.3%)			(123,123)

TOTAL NET ASSETS - 100.0%			$40,320,336

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Notes 1 & 3).

ADR	American Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/15
Consumer Discretionary	11.8%
Consumer Staples	13.9%
Energy	7.3%
Financials	16.5%
Health Care	12.6%
Industrials	16.7%
Information Technology	9.8%
Materials	9.4%
Money Market Funds	2.3%
Net Other Assets and Liabilities	(0.3)%
100.0%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.5%
Australia - 1.8%
Ansell Ltd. (A)	15,363	$269,372
Caltex Australia Ltd. (A)	11,220	289,588

		558,960
Austria - 0.6%
UNIQA Insurance Group AG (A)	22,989	194,385

Belgium - 3.0%
Anheuser-Busch InBev N.V. (A)	7,813	953,651

Brazil - 0.5%
Estacio Participacoes S.A.	23,500	146,172

Canada - 2.6%
MacDonald Dettwiler & Associates Ltd.	5,400	396,660
Rogers Communications Inc., Class B	11,500	408,885

		805,545
Denmark - 0.7%
Carlsberg AS, Class B (A)	2,981	219,107

Finland - 1.9%
Sampo Oyj, Class A (A)	12,424	601,241

France - 6.6%
BNP Paribas S.A. (A)	10,023	528,724
Cap Gemini S.A. (A)	6,839	497,199
Valeo S.A. (A)	4,454	631,233
Vinci S.A. (A)	8,153	430,785

		2,087,941
Germany - 5.0%
Bayer AG (A)	6,676	964,674
Bayerische Motoren Werke AG (A)	2,549	297,692
Continental AG (A)	1,351	306,230

		1,568,596
Greece - 0.6%
Hellenic Telecommunications Organization S.A. * (A)	12,134	99,856
Piraeus Bank S.A. * (A)	157,787	92,170

		192,026
Ireland - 3.4%
James Hardie Industries PLC (A)	24,348	243,796
Ryanair Holdings PLC, ADR *	4,675	308,456
Shire PLC (A)	7,112	519,849

		1,072,101
Israel - 3.3%
Teva Pharmaceutical Industries Ltd., ADR	18,055	1,026,607

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
International Stock Fund Portfolio of Investments (unaudited)

Italy - 2.6%
Atlantia SpA (A)	19,482	501,413
Azimut Holding SpA (A)	13,827	321,990

		823,403
Japan - 17.9%
AEON Financial Service Co. Ltd. (A)	6,500	116,892
Asics Corp. (A)	690	16,903
Daikin Industries Ltd. (A)	8,100	565,083
Daiwa House Industry Co. Ltd. (A)	35,300	650,557
Don Quijote Holdings Co. Ltd. (A)	10,000	724,015
Japan Tobacco Inc. (A)	12,000	326,042
KDDI Corp. (A)	13,400	945,407
Makita Corp. (A)	5,000	222,005
Seven & I Holdings Co. Ltd. (A)	12,700	465,152
Softbank Corp. (A)	8,800	516,148
Sony Corp. (A)	10,700	249,775
Sumitomo Mitsui Financial Group Inc. (A)	18,100	609,051
United Arrows Ltd. (A)	8,200	232,997

		5,640,027
Luxembourg - 0.6%
RTL Group S.A. (A)	2,028	191,838

Netherlands - 5.4%
Airbus Group N.V. (A)	7,294	388,408
Koninklijke KPN N.V. (A)	145,512	450,194
NXP Semiconductors N.V. * (A)	5,297	418,141
Wolters Kluwer N.V. (A)	15,207	455,118

		1,711,861
Philippines - 1.3%
Alliance Global Group Inc. (A)	713,000	403,668

Spain - 3.0%
International Consolidated Airlines Group S.A. * (A)	35,613	291,571
Mediaset Espana Comunicacion S.A. * (A)	27,851	339,275
Red Electrica Corp. S.A. (A)	3,750	319,164

		950,010
Sweden - 3.8%
Assa Abloy AB, Class B (A)	10,375	566,161
Swedbank AB, Class A (A)	26,620	643,583

		1,209,744
Switzerland - 7.2%
GAM Holding AG * (A)	12,443	219,603
Glencore PLC * (A)	101,307	377,865
Novartis AG (A)	15,426	1,504,072
Swatch Group AG/The (A)	390	155,344

		2,256,884
Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,400	531,414

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
International Stock Fund Portfolio of Investments (unaudited)

Thailand - 0.8%
Krung Thai Bank PCL		367,300	254,742

Turkey - 1.1%
Turkcell Iletisim Hizmetleri AS * (A)		58,943	339,279

United Kingdom - 22.1%
Anglo American PLC (A)		16,477	275,529
BG Group PLC (A)		22,924	305,468
British American Tobacco PLC (A)		12,793	720,247
Direct Line Insurance Group PLC (A)		79,196	372,373
Informa PLC (A)		59,397	457,091
Lloyds Banking Group PLC * (A)		669,813	743,429
Provident Financial PLC (A)		8,480	335,898
Prudential PLC (A)		38,766	942,968
Reed Elsevier PLC (A)		35,987	625,781
Rexam PLC (A)		76,858	490,929
Rolls-Royce Holdings PLC * (A)		18,529	248,487
Royal Dutch Shell PLC, Class A (A)		15,030	459,879
Taylor Wimpey PLC (A)		144,800	294,836
Unilever PLC (A)		9,189	404,854
William Hill PLC (A)		52,780	299,393

			6,977,162

Total Common Stocks ( Cost $26,193,539 )			30,716,364
SHORT-TERM INVESTMENTS - 1.8%
United States - 1.8%
State Street Institutional U.S. Government Money Market Fund		560,826	560,826

Total Short-Term Investments ( Cost $560,826 )			560,826

TOTAL INVESTMENTS - 99.3% ( Cost $26,754,365 )			31,277,190
NET OTHER ASSETS AND LIABILITIES - 0.7%			234,125

TOTAL NET ASSETS - 100.0%			$31,511,315

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Notes 1 & 3).

ADR	American Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/15
Consumer Discretionary	17.2%
Consumer Staples	9.8%
Energy	3.4%
Financials	21.0%
Health Care	13.6%
Industrials	13.7%
Information Technology	4.6%
Materials	4.4%
Money Market Funds	1.8%
Telecommunication Services	8.8%
Utilities	1.0%
Net Other Assets and Liabilities	0.7%
100.0%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Hansberger International Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 99.9%
Australia - 1.3%
BHP Billiton Ltd. (A)	29,667	$685,977

Brazil - 1.0%
Itau Unibanco Holding S.A., ADR	40,845	495,041

Canada - 4.1%
Bank of Nova Scotia/The	9,981	479,487
Cameco Corp.	53,336	747,771
Manulife Financial Corp.	53,132	854,363

		2,081,621
China - 7.9%
China Longyuan Power Group Corp. (A)	845,345	903,941
Hengan International Group Co. Ltd. (A)	53,749	636,919
Ping An Insurance Group Co. of China Ltd. (A)	125,805	1,331,023
Tencent Holdings Ltd. (A)	71,507	1,206,220

		4,078,103
Denmark - 1.3%
Novo Nordisk AS (A)	15,177	678,904

France - 2.9%
Bureau Veritas S.A. (A)	27,045	574,467
Christian Dior S.A. (A)	4,661	807,619
Hermes International (A)	288	97,730

		1,479,816
Germany - 8.1%
Bayer AG (A)	4,809	694,895
Continental AG (A)	3,481	789,034
Fresenius SE & Co. KGaA (A)	17,079	979,413
Hugo Boss AG (A)	4,189	540,463
KUKA AG (A)	9,591	649,430
Siemens AG (A)	4,701	493,764

		4,146,999
Hong Kong - 4.4%
AIA Group Ltd. (A)	189,518	1,095,504
China Unicom Hong Kong Ltd. (A)	783,071	1,173,887

		2,269,391
India – 3.8%
Dr Reddy's Laboratories Ltd., ADR	16,417	828,566
HDFC Bank Ltd., ADR	19,936	1,135,953

		1,964,519
Indonesia - 1.3%
Bank Mandiri Persero Tbk PT (A)	796,091	687,663

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Hansberger International Growth Fund Portfolio of Investments (unaudited)

Ireland - 2.9%
Kerry Group PLC (A)	8,248	598,057
Kingspan Group PLC (A)	48,906	885,336

		1,483,393
Israel - 1.0%
NICE-Systems Ltd., ADR	11,023	539,576

Japan - 16.6%
CyberAgent Inc. (A)	17,543	774,701
Keyence Corp. (A)	1,218	567,011
Komatsu Ltd. (A)	43,623	857,850
Nidec Corp. (A)	19,418	1,322,467
Nomura Holdings Inc. (A)	179,397	956,995
Rakuten Inc. * (A)	61,102	847,097
Seven & I Holdings Co. Ltd. (A)	14,969	548,257
Softbank Corp. (A)	16,271	954,346
Suntory Beverage & Food Ltd. (A)	15,299	536,219
Toyota Motor Corp. (A)	17,813	1,146,773

		8,511,716
Mexico - 1.1%
Grupo Mexico S.A.B. de C.V.	220,363	580,990

Netherlands - 3.8%
ASML Holding N.V.	10,687	1,110,807
NXP Semiconductors N.V. *	10,751	852,984

		1,963,791
Norway - 2.3%
Telenor ASA (A)	53,988	1,157,665

Singapore - 3.0%
DBS Group Holdings Ltd. (A)	60,266	877,771
Global Logistic Properties Ltd. (A)	352,409	658,101

		1,535,872
South Korea - 3.7%
Hyundai Motor Co. (A)	3,191	490,257
LG Household & Health Care Ltd. (A)	962	605,095
Samsung Electronics Co. Ltd., GDR	1,277	787,909

		1,883,261
Spain - 1.3%
Grifols S.A. (A)	16,188	678,991

Sweden - 2.7%
Elekta AB, Class B shares (A)	77,552	831,671
Hexagon AB, Class B shares (A)	16,941	536,301

		1,367,972
Switzerland - 8.7%
Cie Financiere Richemont S.A. (A)	9,003	748,156
Credit Suisse Group AG * (A)	23,402	492,663

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Hansberger International Growth Fund Portfolio of Investments (unaudited)

Holcim Ltd. * (A)		10,402	727,992
Nestle S.A. (A)		7,484	573,251
Partners Group Holding AG (A)		3,146	838,775
Roche Holding AG (A)		1,995	538,954
UBS Group AG *		31,045	520,347

			4,440,138
United Kingdom - 16.7%
Aberdeen Asset Management PLC (A)		79,518	522,625
Amec Foster Wheeler PLC (A)		58,156	696,572
ARM Holdings PLC (A)		60,295	940,857
BG Group PLC (A)		74,074	987,054
Carnival PLC (A)		22,231	997,202
Diageo PLC (A)		22,235	658,624
ITV PLC (A)		233,109	770,871
Michael Page International PLC (A)		164,140	1,147,971
Prudential PLC (A)		41,938	1,020,126
SABMiller PLC (A)		9,806	534,263
Vedanta Resources PLC (A)		50,325	282,157

			8,558,322

Total Common Stocks ( Cost $47,832,369 )			51,269,721
SHORT-TERM INVESTMENTS - 0.2%
United States - 0.2%
State Street Institutional U.S. Government Money Market Fund		121,062	121,062

Total Short-Term Investments ( Cost $121,062 )			121,062

TOTAL INVESTMENTS - 100.1% ( Cost $47,953,431 )			51,390,783
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(73,175)

TOTAL NET ASSETS - 100.0%			$51,317,608

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Notes 1 & 3).

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/15
Consumer Discretionary	15.6%
Consumer Staples	9.1%
Energy	4.7%
Financials	23.3%
Health Care	10.2%
Industrials	11.6%
Information Technology	12.8%
Materials	4.4%
Money Market Funds	0.2%
Telecommunication Services	6.4%
Utilities	1.8%
Net Other Assets and Liabilities	(0.1)%
100.0%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.6%
Bond Funds - 60.2%
Baird Aggregate Bond Fund Institutional Shares		421,711	$4,651,473
iShares 20+ Year Treasury Bond ETF		6,718	930,443
iShares 3-7 Year Treasury Bond ETF †		148,284	18,556,260
iShares 7-10 Year Treasury Bond ETF		39,224	4,336,213
iShares TIPS Bond Fund ETF		8,024	927,815
Metropolitan West High Yield Bond Fund Class I		127,609	1,235,257
Metropolitan West Total Return Bond Fund Class I		419,042	4,647,176
Vanguard Total Bond Market ETF		22,018	1,857,218

			37,141,855
Foreign Stock Funds - 5.0%
iShares MSCI United Kingdom ETF		34,047	614,208
SPDR S&P China ETF		3,867	306,498
Vanguard FTSE All-World ex-U.S. ETF		6,547	306,727
WisdomTree Europe Hedged Equity Fund		15,273	920,656
WisdomTree Japan Hedged Equity Fund		18,662	918,544

			3,066,633
Money Market Funds - 0.6%
State Street Institutional U.S. Government Money Market Fund		395,060	395,060

Stock Funds - 33.8%
iShares Core S&P Mid-Cap ETF		21,404	3,064,411
PowerShares Buyback Achievers Portfolio ETF		52,524	2,446,568
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		41,339	609,333
Schwab U.S. Dividend Equity ETF		63,421	2,448,685
SPDR Gold Shares *		12,609	1,556,581
SPDR S&P 500 ETF Trust		41,430	8,264,042
Vanguard Growth ETF		11,894	1,222,703
Vanguard Health Care ETF		4,790	611,731
Vanguard Information Technology ETF		6,060	610,909

			20,834,963

TOTAL INVESTMENTS - 99.6% ( Cost $56,285,811 )			61,438,511
NET OTHER ASSETS AND LIABILITIES - 0.4%			218,455

TOTAL NET ASSETS - 100.0%			$61,656,966

*	Non-income producing.
†	The annual report and prospectus for the iShares 3-7 Year Treasury Bond ETF can be found at: http://www.ishares.com/us/library/financial-legal-tax
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.2%
Bond Funds - 37.2%
Baird Aggregate Bond Fund Institutional Shares		381,597	$4,209,013
iShares 20+ Year Treasury Bond ETF		9,119	1,262,981
iShares 3-7 Year Treasury Bond ETF		100,634	12,593,339
iShares 7-10 Year Treasury Bond ETF		53,240	5,885,682
iShares TIPS Bond Fund ETF		3,631	419,853
Metropolitan West Total Return Bond Fund Class I		379,182	4,205,124
Vanguard Total Bond Market ETF		29,885	2,520,800

			31,096,792
Foreign Stock Funds - 9.0%
iShares Global Energy ETF		11,907	421,270
iShares MSCI United Kingdom ETF		69,054	1,245,734
SPDR S&P China ETF		10,497	831,992
Vanguard FTSE All-World ex-U.S. ETF		35,548	1,665,424
WisdomTree Europe Hedged Equity Fund		27,719	1,670,901
WisdomTree Japan Hedged Equity Fund ETF		33,773	1,662,307

			7,497,628
Money Market Funds - 1.2%
State Street Institutional U.S. Government Money Market Fund		1,001,811	1,001,811

Stock Funds - 52.8%
iShares Core S&P Mid-Cap ETF		34,863	4,991,336
PowerShares Buyback Achievers Portfolio ETF		106,938	4,981,172
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		112,216	1,654,064
Schwab U.S. Dividend Equity ETF		85,535	3,302,506
SPDR Gold Shares *		15,061	1,859,281
SPDR S&P 500 ETF Trust†		111,739	22,288,578
Vanguard Growth ETF		24,216	2,489,405
Vanguard Health Care ETF		6,502	830,370
Vanguard Information Technology ETF		16,451	1,658,425

			44,055,137

TOTAL INVESTMENTS - 100.2% ( Cost $73,747,654 )			83,651,368
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(178,229)

TOTAL NET ASSETS - 100.0%			$83,473,139

*	Non-income producing.
†	The annual report and prospectus for the SPDR S&P 500 ETF Trust can be found at: https://www.spdrs.com/product/fund.seam?ticker=spy
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.1%
Bond Funds - 27.7%
Baird Aggregate Bond Fund Institutional Shares		134,054	$1,478,613
iShares 20+ Year Treasury Bond ETF		6,329	876,566
iShares 3-7 Year Treasury Bond ETF		59,136	7,400,279
iShares 7-10 Year Treasury Bond ETF		32,322	3,573,197
iShares TIPS Bond Fund ETF		2,576	297,863
Metropolitan West Total Return Bond Fund Class I		133,515	1,480,677
Vanguard Total Bond Market ETF		10,535	888,627

			15,995,822
Foreign Stock Funds - 11.1%
iShares Global Energy ETF		16,007	566,328
iShares MSCI United Kingdom ETF		48,662	877,862
SPDR S&P China ETF		10,580	838,571
Vanguard FTSE All-World ex-U.S. ETF		25,596	1,199,173
WisdomTree Europe Hedged Equity Fund		24,499	1,476,800
WisdomTree Japan Hedged Equity Fund ETF		29,884	1,470,890

			6,429,624
Money Market Funds - 1.2%
State Street Institutional U.S. Government Money Market Fund		691,417	691,417

Stock Funds - 60.1%
iShares Core S&P Mid-Cap ETF		28,009	4,010,049
PowerShares Buyback Achievers Portfolio ETF		85,268	3,971,783
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		115,228	1,698,467
Schwab U.S. Dividend Equity ETF		73,459	2,836,252
SPDR Gold Shares *		9,977	1,231,661
SPDR S&P 500 ETF Trust†		81,085	16,174,025
Vanguard Growth ETF		22,415	2,304,262
Vanguard Health Care ETF		4,445	567,671
Vanguard Information Technology ETF		14,035	1,414,868
Vanguard Mid-Cap Value ETF		6,591	575,460

			34,784,498

TOTAL INVESTMENTS - 100.1% ( Cost $50,033,557 )			57,901,361
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(35,530)

TOTAL NET ASSETS - 100.0%			$57,865,831

*	Non-income producing.
†	The annual report and prospectus for the SPDR S&P 500 ETF Trust can be found at: https://www.spdrs.com/product/fund.seam?ticker=spy
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.1%
Bond Funds - 17.5%
iShares 20+ Year Treasury Bond ETF		2,388	$330,738
iShares 3-7 Year Treasury Bond ETF		17,903	2,240,381
iShares 7-10 Year Treasury Bond ETF		10,178	1,125,178
iShares TIPS Bond Fund ETF		968	111,930

			3,808,227
Foreign Stock Funds - 12.5%
iShares Global Energy ETF		8,848	313,042
iShares MSCI United Kingdom ETF		18,231	328,887
SPDR S&P China ETF		4,028	319,259
Vanguard FTSE All-World ex-U.S. ETF		11,511	539,291
WisdomTree Europe Hedged Equity Fund		11,023	664,467
WisdomTree Japan Hedged Equity Fund ETF		11,497	565,882

			2,730,828
Money Market Funds - 1.2%
State Street Institutional U.S. Government Money Market Fund		262,221	262,221

Stock Funds - 68.9%
iShares Core S&P Mid-Cap ETF		12,096	1,731,784
PowerShares Buyback Achievers Portfolio ETF		36,355	1,693,416
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio		2,129	207,194
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		56,923	839,041
Schwab U.S. Dividend Equity ETF		33,448	1,291,427
SPDR Gold Shares *		3,854	475,776
SPDR S&P 500 ETF Trust†		32,087	6,400,394
Vanguard Growth ETF		10,578	1,087,419
Vanguard Health Care ETF		1,699	216,979
Vanguard Information Technology ETF		6,397	644,882
Vanguard Mid-Cap Value ETF		4,968	433,756

			15,022,068

TOTAL INVESTMENTS - 100.1% ( Cost $19,479,615 )			21,823,344
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(14,820)

TOTAL NET ASSETS - 100.0%			$21,808,524

*	Non-income producing.
†	The annual report and prospectus for the SPDR S&P 500 ETF Trust can be found at: https://www.spdrs.com/product/fund.seam?ticker=spy
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2015
Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: Madison Funds (the "Trust" and each series of the Trust referred to individually as a "Fund" and collectively, the "Funds") values securities and other investments as follows: Equity securities (including closed-end investment companies), including American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price ("NOCP")). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange ((the "NYSE") usually 4:00 p.m. Eastern Standard Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund's total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation and Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each Fund is determined based on the NAV's of the Underlying Funds. Total net assets are determined by adding the current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust's Pricing Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation and Target Date Funds primarily

Madison Funds | January 31, 2015
Notes to Portfolios of Investments (unaudited)

invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these Funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation or Target Date Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A Fund's investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Cash Reserves Fund, which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At January 31, 2015, investments in securities of the Core Bond, Corporate Bond, High Income and Diversified Income Funds included illiquid issues. The aggregate values of illiquid securities held by the Core Bond, Corporate Bond, High Income and Diversified Income Funds were $8,908,159, $1,173,848, $223,750 and $2,128,887, respectively, which represent 3.9%, 4.3%, 0.8% and 1.5% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at January 31, 2015, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Acquisition Cost
Core Bond Fund
AARP, Inc.	5/16/02	$783,855
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	5/8/14	450,000
Apollo Management Holdings L.P.	5/27/14	997,259
ERAC USA Finance LLC	12/16/04	619,904
First Data Corp.	6/20/14	579,057
Forest Laboratories Inc.	12/5/13	200,000
Georgia-Pacific LLC	11/3/14	999,990
Glencore Funding LLC	4/22/14	822,693
Liberty Mutual Group Inc.	Various	1,231,656
Nissan Motor Acceptance Corp.	9/19/13	499,584
Sirius XM Radio Inc.	5/1/14	525,000
Volvo Financial Equipment LLC, Series 2014-1A, Class A3	2/25/14	499,918
		$8,208,916

Madison Funds | January 31, 2015
Notes to Portfolios of Investments (unaudited)

Corporate Bond Fund
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	5/8/14	$150,000
Apollo Management Holdings L.P.	5/27/14	249,344
Calumet Specialty Products Partners L.P. / Calumet Finance Corp.	3/26/14	100,000
First Data Corp.	6/20/14	105,271
Forest Laboratories Inc.	12/5/13	50,000
Georgia-Pacific LLC	11/3/14	99,999
Glencore Funding LLC	4/22/14	124,651
Liberty Mutual Group Inc.	6/13/13	99,451
Nissan Motor Acceptance Corp.	9/19/13	49,958
Sirius XM Radio Inc.	5/1/14	125,000
		$1,153,674

High Income Fund
Brand Energy & Infrastructure Services Inc.	11/22/13	$250,000

Diversified Income Fund
AARP, Inc.	5/16/02	$783,855
ERAC USA Finance LLC	12/16/04	350,380
First Data Corp.	6/20/14	210,566
Glencore Funding LLC	4/22/14	264,259
Volvo Financial Equipment LLC, Series 2014-1A, Class A3	2/25/14	124,980
		$1,734,040
3. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board ("FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer to broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

·	Level 1 - unadjusted quoted prices in active markets for identical investments

·
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Madison Funds | January 31, 2015
Notes to Portfolios of Investments (unaudited)

·	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2015, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of January 31, 2015, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of January 31, 2015, in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	1/31/15
Conservative Allocation	$77,198,990	$–	$–	$77,198,990
Moderate Allocation	150,517,581	–	–	150,517,581
Aggressive Allocation	61,321,467	–	–	61,321,467
Cash Reserves[2]	992,379	19,017,576	–	20,009,955
Tax-Free Virginia
Municipal Bonds	–	23,075,230	–	23,075,230
Tax-Free National
Municipal Bonds	–	28,260,423	–	28,260,423
Government Bond
Mortgage Backed Securities	–	546,192	–	546,192
U.S. Government and Agency Obligations	–	3,248,159	–	3,248,159
Short-Term Investments	196,745	–	–	196,745
	196,745	3,794,351	–	3,991,096
High Quality Bond
Corporate Notes and Bonds	–	40,239,644	–	40,239,644
U.S. Government and Agency Obligations	–	63,032,873	–	63,032,873
Short-Term Investments	2,507,416	–	–	2,507,416
	2,507,416	103,272,517	–	105,779,933
Core Bond
Asset Backed Securities	–	7,735,769	–	7,735,769
Commercial Mortgage-Backed Securities	–	3,022,070	–	3,022,070
Corporate Notes and Bonds	–	59,110,126	–	59,110,126
Long Term Municipal Bonds	–	28,008,172	–	28,008,172
Mortgage Backed Securities	–	50,234,043	–	50,234,043
U.S. Government and Agency Obligations	–	74,755,074	–	74,755,074
Short-Term Investments	5,275,588	–	–	5,275,588
	5,275,588	222,865,254	–	228,140,842

Madison Funds | January 31, 2015
Notes to Portfolios of Investments (unaudited)

Corporate Bond
Corporate Notes and Bonds	–	24,195,340	–	24,195,340
Long Term Municipal Bonds	–	2,670,484	–	2,670,484
Short-Term Investments	553,534	–	–	553,534
	553,534	26,865,824	–	27,419,358
High Income
Corporate Notes and Bonds	–	27,701,773	–	27,701,773
Short-Term Investments	590,652	–	–	590,652
	590,652	27,701,773	–	28,292,425
Diversified Income
Common Stocks	77,984,838	—	–	77,984,838
Asset Backed Securities	—	1,972,157	–	1,972,157
Commercial Mortgage-Backed Securities	—	669,640	–	669,640
Corporate Notes and Bonds	—	22,693,857	–	22,693,857
Long Term Municipal Bonds	—	1,816,108	–	1,816,108
Mortgage Backed Securities	—	12,344,480	–	12,344,480
U.S. Government and Agency Obligations	—	22,299,620	–	22,299,620
Short-Term Investments	8,507,259	—	–	8,507,259
	86,492,097	61,795,862	–	148,287,959
Covered Call & Equity Income
Assets:
Common Stocks	42,383,217	—	–	42,383,217
Exchange Traded Funds	5,667,159	—	–	5,667,159
U.S. Government and Agency Obligations	—	3,999,994	–	3,999,994
Short-Term Investments	8,249,997	—	–	8,249,997
	56,300,373	3,999,994	–	60,300,367
Liabilities:
Options Written	1,141,777	–	–	1,141,777

Dividend Income
Common Stocks	19,758,661	–	–	19,758,661
Short-Term Investments	841,366	–	–	841,366
	20,600,027	–	–	20,600,027

Large Cap Value
Common Stocks	185,410,770	–	–	185,410,770
Short-Term Investments	12,024,184	–	–	12,024,184
	197,434,954	–	–	197,434,954
Investors
Common Stocks	132,672,633	–	–	132,672,633
Short-Term Investments	8,970,971	–	–	8,970,971
	141,643,604	–	–	141,643,604
Large Cap Growth
Common Stocks	172,496,551	–	–	172,496,551
Short-Term Investments	7,649,384	–	–	7,649,384

Madison Funds | January 31, 2015
Notes to Portfolios of Investments (unaudited)

	180,145,935	–	–	180,145,935
Mid Cap
Common Stocks	243,815,843	–	–	243,815,843
Short-Term Investments	20,413,839	–	–	20,413,839
	264,229,682	–	–	264,229,682

Small Cap
Common Stocks	68,696,074	1,613,120	–	70,309,194
Short-Term Investments	3,731,622	—	–	3,731,622
	72,427,696	1,613,120	–	74,040,816
NorthRoad International
Common Stocks
Australia	759,812	—	–	759,812
Brazil	—	585,632	–	585,632
Denmark	—	721,692	–	721,692
France	4,236,109	1,771,454	–	6,007,563
Germany	1,075,499	—	–	1,075,499
Ireland	943,657	—	–	943,657
Israel	776,935	—	–	776,935
Japan	1,914,740	1,626,064	–	3,540,804
Netherlands	914,551	851,654	–	1,766,205
Singapore	—	796,411	–	796,411
South Korea	—	1,064,211	–	1,064,211
Sweden	781,609	—	–	781,609
Switzerland	7,095,555	—	–	7,095,555
United Kingdom	9,594,322	3,989,597	–	13,583,919
Short-Term Investments	943,955	—	–	943,955
	29,036,744	11,406,715	–	40,443,459
International Stock
Common Stocks
Australia	–	558,960	–	558,960
Austria	–	194,385	–	194,385
Belgium	–	953,651	–	953,651
Brazil	–	146,172	–	146,172
Canada	–	805,545	–	805,545
Denmark	–	219,107	–	219,107
Finland	–	601,241	–	601,241
France	–	2,087,941	–	2,087,941
Germany	–	1,568,596	–	1,568,596
Greece	–	192,026	–	192,026
Ireland	308,456	763,645	–	1,072,101
Israel	1,026,607	–	–	1,026,607
Italy	–	823,403	–	823,403
Japan	–	5,640,027	–	5,640,027
Luxembourg	–	191,838	–	191,838
Netherlands	–	1,711,861	–	1,711,861
Philippines	–	403,668	–	403,668
Spain	–	950,010	–	950,010
Sweden	–	1,209,744	–	1,209,744

Madison Funds | January 31, 2015
Notes to Portfolios of Investments (unaudited)

Switzerland	–	2,256,884	–	2,256,884
Taiwan	531,414	–	–	531,414
Thailand	–	254,742	–	254,742
Turkey	–	339,279	–	339,279
United Kingdom	–	6,977,162	–	6,977,162
Short-Term Investments	560,826	–	–	560,826
	2,427,303	28,849,887	–	31,277,190

Hansberger International Growth
Common Stocks
Australia	—	685,977	—	685,977
Brazil	495,041	—	—	495,041
Canada	2,081,621	—	—	2,081,621
China	—	4,078,103	—	4,078,103
Denmark	—	678,904	—	678,904
France	—	1,479,816	—	1,479,816
Germany	—	4,146,999	—	4,146,999
Hong Kong	—	2,269,391	—	2,269,391
India	1,964,519	—	—	1,964,519
Indonesia	—	687,663	—	687,663
Ireland	—	1,483,393	—	1,483,393
Israel	539,576	—	—	539,576
Japan	—	8,511,716	—	8,511,716
Mexico	—	580,990	—	580,990
Netherlands	1,963,791	—	—	1,963,791
Norway	—	1,157,665	—	1,157,665
Singapore	—	1,535,872	—	1,535,872
South Korea	787,909	1,095,352	—	1,883,261
Spain	—	678,991	—	678,991
Sweden	—	1,367,972	—	1,367,972
Switzerland	—	4,440,138	—	4,440,138
United Kingdom	—	8,558,322	—	8,558,322
Short-Term Investments	121,062	—	—	121,062
	7,953,519	43,437,264	—	51,390,783
Madison Target Retirement 2020	61,438,511	—	—	61,438,511
Madison Target Retirement 2030	83,651,368	—	—	83,651,368
Madison Target Retirement 2040	57,901,361	—	—	57,901,361
Madison Target Retirement 2050	21,823,344	—	—	21,823,344

[1] Please see the Portfolio of Investments for a listing of all securities within each category.
2 At January 31, 2015, all Level 2 securities held are U.S. Government and Agency Obligations. See respective Portfolio of Investments.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund's financial position, results of operations and cash flows.

Madison Funds | January 31, 2015
Notes to Portfolios of Investments (unaudited)

The following table presents the types of derivatives in the Covered Call & Equity Income Fund and their effect:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Equity contracts	$–	Options written	$1,141,777

4. Federal Income Tax Information: At January 31, 2015, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, excluding options, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$3,457,512	$385,550	$3,071,962
Moderate Allocation	10,263,567	1,081,673	9,181,894
Aggressive Allocation	5,199,068	369,339	4,829,729
Cash Reserves	−	−	−
Tax-Free Virginia	1,200,033	−	1,200,033
Tax-Free National	2,042,049	−	2,042,049
Government Bond	73,300	−	73,300
High Quality Bond	2,069,157	979	2,068,178
Core Bond	11,122,485	996,667	10,125,818
Corporate Bond	1,160,166	49,599	1,110,567
High Income	662,914	882,629	(219,715)
Diversified Income	22,095,121	1,485,852	20,609,269
Covered Call & Equity Income	1,368,298	3,437,607	(2,069,309)
Dividend Income	3,765,477	252,995	3,512,482
Large Cap Value	33,437,915	3,536,034	29,901,881
Investors	22,942,064	4,000,053	18,942,011
Large Cap Growth	44,371,446	1,675,058	42,696,388
Mid Cap	71,367,297	3,566,810	67,800,487
Small Cap	12,238,714	2,316,384	9,922,330
NorthRoad International	2,707,808	3,050,916	(343,108)
International Stock	5,959,583	1,436,758	4,522,825
Hansberger International Growth	5,591,649	2,154,297	3,437,352
Madison Target Retirement 2020	5,258,758	106,058	5,152,700
Madison Target Retirement 2030	10,050,931	147,217	9,903,714
Madison Target Retirement 2040	7,982,287	114,483	7,867,804
Madison Target Retirement 2050	2,391,583	47,854	2,343,729

5. Concentration of Risk: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Madison Funds | January 31, 2015
Notes to Portfolios of Investments (unaudited)

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund's share price from falling below $1.00.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the Funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the Funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peer. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

Madison Funds | January 31, 2015
Notes to Portfolios of Investments (unaudited)

In addition to the other risks described above in the prospectus, you should understand what we refer to as "unknown market risks." While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Madison Funds | January 31, 2015

Item 2. Controls Procedures.

(a)
The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

Madison Funds | January 31, 2015

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds®

By: (signature)

Lisa Lange, Chief Legal Officer

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date: March 25, 2015

By: (signature)

Greg Hoppe, Principal Financial Officer

Date: March 25, 2015